Schedule of Investments(a)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-4.63%
Activision Blizzard, Inc.	81	$5,830
Alphabet, Inc., Class A(b)	2	2,867
Alphabet, Inc., Class C(b)	2	2,858
Altice USA, Inc., Class A(b)	174	4,475
AT&T, Inc.	111	3,426
Cable One, Inc.	3	5,661
Charter Communications, Inc., Class A(b)	9	4,896
Cinemark Holdings, Inc.	124	1,864
Comcast Corp., Class A	97	3,841
Discovery, Inc., Class A(b)(c)	43	935
Discovery, Inc., Class C(b)	93	1,822
DISH Network Corp., Class A(b)	130	4,115
Electronic Arts, Inc.(b)	43	5,284
Facebook, Inc., Class A(b)	22	4,952
IAC/InterActiveCorp.(b)	19	5,137
Interpublic Group of Cos., Inc. (The)	194	3,319
John Wiley & Sons, Inc., Class A	89	3,578
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	30	1,095
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	57	2,079
Live Nation Entertainment, Inc.(b)	64	3,146
Match Group, Inc.(b)(c)	65	5,788
New York Times Co. (The), Class A	135	5,296
Nexstar Media Group, Inc., Class A	39	3,249
Omnicom Group, Inc.	55	3,013
Sinclair Broadcast Group, Inc., Class A(c)	130	2,430
Sirius XM Holdings, Inc.	618	3,597
Take-Two Interactive Software, Inc.(b)	35	4,766
T-Mobile US, Inc.(b)	56	5,602
Twitter, Inc.(b)	141	4,367
Verizon Communications, Inc.	72	4,131
Walt Disney Co. (The)	28	3,284
		116,703
Consumer Discretionary-13.60%
Advance Auto Parts, Inc.	28	3,901
Amazon.com, Inc.(b)	2	4,885
Aptiv PLC	46	3,466
Aramark	104	2,693
AutoNation, Inc.(b)	87	3,435
AutoZone, Inc.(b)	4	4,591
Best Buy Co., Inc.	53	4,139
Booking Holdings, Inc.(b)	2	3,279
BorgWarner, Inc.	99	3,183
Bright Horizons Family Solutions, Inc.(b)	28	3,133
Burlington Stores, Inc.(b)	20	4,193
CarMax, Inc.(b)	45	3,962
Carnival Corp.	95	1,495
Carter’s, Inc.	43	3,694
Choice Hotels International, Inc.	45	3,637
Columbia Sportswear Co.	48	3,507
D.R. Horton, Inc.	75	4,148
Darden Restaurants, Inc.	40	3,074
Dick’s Sporting Goods, Inc.	91	3,281
Dollar General Corp.	27	5,171
Domino’s Pizza, Inc.	15	5,788
Dunkin’ Brands Group, Inc.	55	3,513
eBay, Inc.	121	5,510
Etsy, Inc.(b)	99	8,017
Extended Stay America, Inc.	300	3,450
Five Below, Inc.(b)	36	3,767
Floor & Decor Holdings, Inc., Class A(b)	88	4,576
Foot Locker, Inc.	110	3,047
	Shares	Value
Consumer Discretionary-(continued)
Ford Motor Co.	474	$2,707
frontdoor, Inc.(b)	96	4,382
Garmin Ltd.	45	4,058
General Motors Co.	122	3,157
Gentex Corp.	151	3,992
Genuine Parts Co.	42	3,503
Graham Holdings Co., Class B	7	2,508
Grand Canyon Education, Inc.(b)	51	4,977
H&R Block, Inc.	182	3,094
Hanesbrands, Inc.	292	2,879
Harley-Davidson, Inc.(c)	120	2,561
Hasbro, Inc.	46	3,381
Hilton Grand Vacations, Inc.(b)	126	2,714
Hilton Worldwide Holdings, Inc.	44	3,490
Home Depot, Inc. (The)	19	4,721
Hyatt Hotels Corp., Class A(c)	52	2,865
International Game Technology PLC	299	2,521
Kohl’s Corp.	92	1,768
Las Vegas Sands Corp.	69	3,308
Lear Corp.	37	3,924
Leggett & Platt, Inc.	83	2,539
Lennar Corp., Class A	74	4,474
Lennar Corp., Class B	4	180
LKQ Corp.(b)	120	3,295
Lowe’s Cos., Inc.	38	4,953
Marriott International, Inc., Class A	33	2,921
McDonald’s Corp.	22	4,099
MGM Resorts International	134	2,302
Mohawk Industries, Inc.(b)	30	2,796
NIKE, Inc., Class B	45	4,436
Norwegian Cruise Line Holdings Ltd.(b)	77	1,206
NVR, Inc.(b)	1	3,222
Ollie’s Bargain Outlet Holdings, Inc.(b)	71	6,493
O’Reilly Automotive, Inc.(b)	10	4,172
Penske Automotive Group, Inc.	87	3,111
Polaris, Inc.	45	3,930
Pool Corp.	20	5,380
PulteGroup, Inc.	108	3,669
PVH Corp.	43	1,955
Ralph Lauren Corp.	41	3,096
Ross Stores, Inc.	40	3,878
Royal Caribbean Cruises Ltd.	33	1,712
Service Corp. International	98	3,864
Six Flags Entertainment Corp.	101	2,321
Skechers U.S.A., Inc., Class A(b)	105	3,289
Starbucks Corp.	49	3,822
Target Corp.	35	4,282
Tempur Sealy International, Inc.(b)	54	3,522
Thor Industries, Inc.	67	5,775
Tiffany & Co.	31	3,972
TJX Cos., Inc. (The)	69	3,640
Toll Brothers, Inc.	107	3,457
Tractor Supply Co.	46	5,613
Ulta Beauty, Inc.(b)	17	4,148
Under Armour, Inc., Class A(b)(c)	232	2,030
Under Armour, Inc., Class C(b)	251	1,973
Urban Outfitters, Inc.(b)	167	2,829
Vail Resorts, Inc.	18	3,570
VF Corp.	50	2,805
Wendy’s Co. (The)	201	4,273
Whirlpool Corp.	30	3,655
Williams-Sonoma, Inc.	65	5,409

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Wyndham Destinations, Inc.	88	$2,798
Wyndham Hotels & Resorts, Inc.	78	3,583
Wynn Resorts Ltd.	35	2,915
Yum China Holdings, Inc. (China)	97	4,495
Yum! Brands, Inc.	44	3,948
		342,852
Consumer Staples-5.85%
Altria Group, Inc.	83	3,241
Archer-Daniels-Midland Co.	102	4,010
Campbell Soup Co.	87	4,435
Casey’s General Stores, Inc.	25	3,993
Church & Dwight Co., Inc.	63	4,730
Coca-Cola Co. (The)	80	3,734
Colgate-Palmolive Co.	65	4,702
Conagra Brands, Inc.	148	5,149
Constellation Brands, Inc., Class A	23	3,972
Costco Wholesale Corp.	14	4,319
Energizer Holdings, Inc.(c)	83	3,642
Estee Lauder Cos., Inc. (The), Class A	22	4,344
Flowers Foods, Inc.	197	4,647
General Mills, Inc.	79	4,980
Hershey Co. (The)	30	4,071
Hormel Foods Corp.	94	4,590
JM Smucker Co. (The)	40	4,557
Kellogg Co.	68	4,441
Keurig Dr Pepper, Inc.	140	3,909
Kimberly-Clark Corp.	32	4,526
Kroger Co. (The)	154	5,024
Lamb Weston Holdings, Inc.	53	3,183
McCormick & Co., Inc.	26	4,554
Mondelez International, Inc., Class A	79	4,118
Monster Beverage Corp.(b)	74	5,321
PepsiCo, Inc.	32	4,210
Philip Morris International, Inc.	51	3,741
Pilgrim’s Pride Corp.(b)	131	2,708
Post Holdings, Inc.(b)	39	3,395
Procter & Gamble Co. (The)	35	4,057
Seaboard Corp.	1	2,940
Spectrum Brands Holdings, Inc.	66	3,123
Sysco Corp.	52	2,868
Tyson Foods, Inc., Class A	46	2,826
US Foods Holding Corp.(b)	107	2,048
Walgreens Boots Alliance, Inc.	73	3,135
Walmart, Inc.	35	4,342
		147,585
Energy-2.97%
Apergy Corp.(b)(c)	159	1,442
Baker Hughes Co., Class A	192	3,170
Cabot Oil & Gas Corp.	266	5,278
Chevron Corp.	38	3,485
Cimarex Energy Co.	93	2,444
Concho Resources, Inc.	56	3,053
ConocoPhillips	71	2,995
Continental Resources, Inc.(c)	135	1,651
Devon Energy Corp.	191	2,065
Diamondback Energy, Inc.	56	2,385
EOG Resources, Inc.	57	2,905
Equitrans Midstream Corp.	448	3,624
Exxon Mobil Corp.	62	2,819
Halliburton Co.	199	2,338
HollyFrontier Corp.	83	2,610
	Shares	Value
Energy-(continued)
Kinder Morgan, Inc.	223	$3,523
Kosmos Energy Ltd. (Ghana)	696	1,267
Marathon Oil Corp.	349	1,864
Marathon Petroleum Corp.	69	2,425
Murphy Oil Corp.	178	2,127
Occidental Petroleum Corp.	113	1,463
ONEOK, Inc.	61	2,238
Parsley Energy, Inc., Class A	269	2,459
Phillips 66	37	2,896
Pioneer Natural Resources Co.	35	3,206
Valero Energy Corp.	44	2,932
Williams Cos., Inc. (The)	194	3,963
WPX Energy, Inc.(b)	414	2,347
		74,974
Financials-15.92%
Aflac, Inc.	79	2,881
Alleghany Corp.	5	2,566
Allstate Corp. (The)	41	4,010
Ally Financial, Inc.	135	2,354
American Express Co.	35	3,327
American Financial Group, Inc.	37	2,229
American International Group, Inc.	86	2,585
Ameriprise Financial, Inc.	27	3,782
Aon PLC, Class A	22	4,333
Arch Capital Group Ltd.(b)	103	2,907
Arthur J. Gallagher & Co.	46	4,337
Associated Banc-Corp.	200	2,802
Assurant, Inc.	34	3,488
Assured Guaranty Ltd.	88	2,282
Athene Holding Ltd., Class A(b)	100	2,889
AXIS Capital Holdings Ltd.	76	2,853
Bank of America Corp.	130	3,136
Bank of Hawaii Corp.	50	3,216
Bank of New York Mellon Corp. (The)	90	3,345
Bank OZK	139	3,126
BankUnited, Inc.	125	2,310
Berkshire Hathaway, Inc., Class B(b)	19	3,526
BGC Partners, Inc., Class A	738	1,900
BlackRock, Inc.	9	4,758
Brighthouse Financial, Inc.(b)	109	3,238
Brown & Brown, Inc.	111	4,462
Capital One Financial Corp.	44	2,994
Cboe Global Markets, Inc.	37	3,939
Charles Schwab Corp. (The)	90	3,232
Chimera Investment Corp.(c)	211	1,753
Chubb Ltd.	29	3,536
Cincinnati Financial Corp.	40	2,358
CIT Group, Inc.	100	1,814
Citigroup, Inc.	55	2,635
Citizens Financial Group, Inc.	109	2,627
CME Group, Inc., Class A	21	3,835
CNA Financial Corp.	99	2,993
Comerica, Inc.	64	2,326
Commerce Bancshares, Inc.	71	4,525
Credit Acceptance Corp.(b)(c)	10	3,698
Cullen/Frost Bankers, Inc.	47	3,571
Discover Financial Services	54	2,566
East West Bancorp, Inc.	91	3,180
Eaton Vance Corp.	89	3,208
Equitable Holdings, Inc.	178	3,402
Erie Indemnity Co., Class A	25	4,506
Evercore, Inc., Class A	56	3,086

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Everest Re Group Ltd.	16	$3,175
F.N.B. Corp.	352	2,608
FactSet Research Systems, Inc.	17	5,228
Fidelity National Financial, Inc.	94	2,999
Fifth Third Bancorp	141	2,734
First American Financial Corp.	67	3,383
First Citizens BancShares, Inc., Class A	8	3,080
First Hawaiian, Inc.	150	2,588
First Horizon National Corp.	271	2,534
First Republic Bank	41	4,435
Globe Life, Inc.	40	3,081
Goldman Sachs Group, Inc. (The)	21	4,126
Hanover Insurance Group, Inc. (The)	35	3,512
Hartford Financial Services Group, Inc. (The)	70	2,680
Huntington Bancshares, Inc.	289	2,569
Intercontinental Exchange, Inc.	47	4,571
Invesco Ltd.(d)	254	2,024
Janus Henderson Group PLC (United Kingdom)	169	3,644
Jefferies Financial Group, Inc.	202	2,959
JPMorgan Chase & Co.	33	3,211
Kemper Corp.	61	3,867
KeyCorp	221	2,619
Lazard Ltd., Class A	113	3,035
Lincoln National Corp.	78	2,959
Loews Corp.	85	2,825
LPL Financial Holdings, Inc.	48	3,427
M&T Bank Corp.	26	2,747
Markel Corp.(b)	4	3,590
Marsh & McLennan Cos., Inc.	39	4,131
MetLife, Inc.	85	3,061
MFA Financial, Inc.	554	936
MGIC Investment Corp.	302	2,479
Moody’s Corp.	18	4,813
Morgan Stanley	90	3,978
Morningstar, Inc.	27	4,140
Nasdaq, Inc.	40	4,738
Navient Corp.	305	2,269
New Residential Investment Corp.	269	1,929
New York Community Bancorp, Inc.	362	3,638
Northern Trust Corp.	40	3,160
Old Republic International Corp.	189	2,947
OneMain Holdings, Inc.	97	2,263
PacWest Bancorp	118	2,043
People’s United Financial, Inc.	264	3,023
Pinnacle Financial Partners, Inc.	72	2,869
PNC Financial Services Group, Inc. (The)	29	3,307
Popular, Inc.	75	2,962
Primerica, Inc.	32	3,636
Principal Financial Group, Inc.	83	3,205
Progressive Corp. (The)	62	4,816
Prosperity Bancshares, Inc.	62	4,054
Prudential Financial, Inc.	49	2,987
Raymond James Financial, Inc.	48	3,325
Regions Financial Corp.	258	2,918
Reinsurance Group of America, Inc.	25	2,269
RenaissanceRe Holdings Ltd. (Bermuda)	22	3,693
S&P Global, Inc.	16	5,200
Santander Consumer USA Holdings, Inc.(c)	183	3,025
SEI Investments Co.	65	3,524
Signature Bank	35	3,602
Starwood Property Trust, Inc.	173	2,294
State Street Corp.	55	3,353
	Shares	Value
Financials-(continued)
Sterling Bancorp	212	$2,608
SVB Financial Group(b)	19	4,080
Synchrony Financial	112	2,281
Synovus Financial Corp.	111	2,130
T. Rowe Price Group, Inc.	36	4,352
TCF Financial Corp.	101	2,921
Travelers Cos., Inc. (The)	33	3,530
Truist Financial Corp.	79	2,906
U.S. Bancorp	71	2,525
Umpqua Holdings Corp.	259	2,950
Unum Group	150	2,273
Voya Financial, Inc.	75	3,379
W.R. Berkley Corp.	64	3,709
Wells Fargo & Co.	80	2,118
Western Alliance Bancorporation	84	3,205
Willis Towers Watson PLC	22	4,464
Zions Bancorporation N.A.	89	2,929
		401,583
Health Care-9.90%
Abbott Laboratories	50	4,746
AbbVie, Inc.	52	4,819
Agilent Technologies, Inc.	55	4,848
AmerisourceBergen Corp.	49	4,672
Amgen, Inc.	19	4,364
Anthem, Inc.	15	4,412
Baxter International, Inc.	51	4,590
Becton, Dickinson and Co.	17	4,198
Biogen, Inc.(b)	15	4,606
Bio-Rad Laboratories, Inc., Class A(b)	11	5,404
Bristol-Myers Squibb Co.	73	4,359
Bruker Corp.	86	3,722
Cantel Medical Corp.	57	2,399
Catalent, Inc.(b)	83	6,452
Centene Corp.(b)	117	7,751
Cerner Corp.	61	4,447
Charles River Laboratories International, Inc.(b)	30	5,390
Chemed Corp.	10	4,785
Cigna Corp.	23	4,538
Cooper Cos., Inc. (The)	14	4,438
CVS Health Corp.	60	3,934
Danaher Corp.	29	4,832
DaVita, Inc.(b)	61	4,938
Eli Lilly and Co.	36	5,506
Encompass Health Corp.	59	4,322
Exelixis, Inc.(b)	244	6,029
Gilead Sciences, Inc.	63	4,903
HCA Healthcare, Inc.	29	3,100
Henry Schein, Inc.(b)	60	3,643
Hill-Rom Holdings, Inc.	40	4,067
Humana, Inc.	12	4,928
Integra LifeSciences Holdings Corp.(b)	72	3,752
IQVIA Holdings, Inc.(b)	30	4,486
Jazz Pharmaceuticals PLC(b)	28	3,341
Johnson & Johnson	30	4,462
Laboratory Corp. of America Holdings(b)	24	4,208
Masimo Corp.(b)	27	6,485
Medtronic PLC	38	3,746
Merck & Co., Inc.	48	3,875
Mettler-Toledo International, Inc.(b)	6	4,770
Molina Healthcare, Inc.(b)	32	5,946
PerkinElmer, Inc.	46	4,622
Perrigo Co. PLC	84	4,601

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
PRA Health Sciences, Inc.(b)	42	$4,347
Quest Diagnostics, Inc.	40	4,731
Regeneron Pharmaceuticals, Inc.(b)	12	7,354
STERIS PLC	29	4,811
Stryker Corp.	21	4,110
Thermo Fisher Scientific, Inc.	13	4,539
UnitedHealth Group, Inc.	15	4,573
Universal Health Services, Inc., Class B	31	3,269
Varian Medical Systems, Inc.(b)	30	3,642
Waters Corp.(b)	19	3,797
Zoetis, Inc.	36	5,018
		249,627
Industrials-15.42%
A.O. Smith Corp.	91	4,322
Acuity Brands, Inc.	34	2,929
AGCO Corp.	55	3,038
Air Lease Corp.	94	2,830
Alaska Air Group, Inc.	62	2,120
Allegion PLC	33	3,290
AMERCO	12	3,870
American Airlines Group, Inc.(c)	153	1,607
AMETEK, Inc.	44	4,035
Armstrong World Industries, Inc.	48	3,619
Boeing Co. (The)	13	1,896
BWX Technologies, Inc.	73	4,568
Carlisle Cos., Inc.	28	3,356
Carrier Global Corp.(b)	31	635
Caterpillar, Inc.	32	3,844
Cintas Corp.	17	4,215
Clean Harbors, Inc.(b)	50	2,970
Copa Holdings S.A., Class A (Panama)	44	1,930
Copart, Inc.(b)	51	4,559
CoreLogic, Inc.	106	5,253
Crane Co.	52	2,897
CSX Corp.	62	4,438
Cummins, Inc.	24	4,070
Curtiss-Wright Corp.	29	2,909
Deere & Co.	25	3,803
Delta Air Lines, Inc.	76	1,916
Donaldson Co., Inc.	77	3,654
Dover Corp.	41	3,987
Eaton Corp. PLC	50	4,245
Emerson Electric Co.	58	3,539
Expeditors International of Washington, Inc.	59	4,506
Fastenal Co.	119	4,910
Flowserve Corp.	92	2,401
Fortune Brands Home & Security, Inc.	69	4,206
General Dynamics Corp.	24	3,524
Graco, Inc.	92	4,435
GrafTech International Ltd.(c)	304	2,079
HD Supply Holdings, Inc.(b)	111	3,520
Hexcel Corp.	52	1,882
Honeywell International, Inc.	24	3,500
Howmet Aerospace, Inc.	142	1,857
Hubbell, Inc.	30	3,673
Huntington Ingalls Industries, Inc.	17	3,398
IDEX Corp.	27	4,303
IHS Markit Ltd.	62	4,307
Illinois Tool Works, Inc.	25	4,311
Ingersoll Rand, Inc.(b)	158	4,456
ITT, Inc.	59	3,404
J.B. Hunt Transport Services, Inc.	37	4,428
	Shares	Value
Industrials-(continued)
Jacobs Engineering Group, Inc.	47	$3,949
JetBlue Airways Corp.(b)	222	2,236
Johnson Controls International PLC	99	3,110
Kansas City Southern	28	4,215
KAR Auction Services, Inc.	203	2,913
Kirby Corp.(b)	51	2,615
Knight-Swift Transportation Holdings, Inc.	117	4,868
L3Harris Technologies, Inc.	22	4,388
Landstar System, Inc.	39	4,534
Lennox International, Inc.	17	3,635
Lincoln Electric Holdings, Inc.	50	4,108
Lockheed Martin Corp.	11	4,273
Macquarie Infrastructure Corp.	104	2,953
ManpowerGroup, Inc.	46	3,180
Masco Corp.	91	4,245
Middleby Corp. (The)(b)	40	2,724
Nordson Corp.	26	4,897
Norfolk Southern Corp.	22	3,922
Northrop Grumman Corp.	12	4,022
nVent Electric PLC	178	3,263
Old Dominion Freight Line, Inc.	36	6,159
Oshkosh Corp.	48	3,447
Otis Worldwide Corp.	15	790
Owens Corning	63	3,307
PACCAR, Inc.	55	4,062
Parker-Hannifin Corp.	22	3,959
Pentair PLC	100	3,914
Quanta Services, Inc.	105	3,878
Raytheon Technologies Corp.	75	4,839
Regal Beloit Corp.	53	4,216
Republic Services, Inc.	50	4,273
Rockwell Automation, Inc.	21	4,539
Roper Technologies, Inc.	12	4,726
Ryder System, Inc.	86	2,946
Schneider National, Inc., Class B	196	4,737
Sensata Technologies Holding PLC(b)	85	3,030
Snap-on, Inc.	26	3,372
Southwest Airlines Co.	78	2,504
Spirit AeroSystems Holdings, Inc., Class A	49	1,062
Stanley Black & Decker, Inc.	27	3,387
Teledyne Technologies, Inc.(b)	12	4,489
Timken Co. (The)	79	3,361
Toro Co. (The)	55	3,909
Trane Technologies PLC	32	2,887
TransDigm Group, Inc.	7	2,974
TransUnion	49	4,228
Union Pacific Corp.	24	4,077
United Airlines Holdings, Inc.(b)	49	1,374
United Parcel Service, Inc., Class B	36	3,590
United Rentals, Inc.(b)	29	4,028
Valmont Industries, Inc.	29	3,306
Verisk Analytics, Inc.	30	5,180
W.W. Grainger, Inc.	13	4,025
Wabtec Corp.	54	3,298
Waste Management, Inc.	37	3,950
Watsco, Inc.	24	4,270
WESCO International, Inc.(b)	82	2,731
Woodward, Inc.	35	2,400
XPO Logistics, Inc.(b)	54	4,256
Xylem, Inc.	58	3,848
		388,822

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-13.71%
Accenture PLC, Class A	21	$4,234
Akamai Technologies, Inc.(b)	52	5,502
Amdocs Ltd.	63	3,922
Amphenol Corp., Class A	39	3,766
Analog Devices, Inc.	39	4,405
Apple, Inc.	16	5,087
Applied Materials, Inc.	75	4,214
Aspen Technology, Inc.(b)	34	3,592
Automatic Data Processing, Inc.	26	3,809
Avnet, Inc.	108	2,942
Black Knight, Inc.(b)	68	5,235
Booz Allen Hamilton Holding Corp.	62	4,945
Broadcom, Inc.	13	3,787
Broadridge Financial Solutions, Inc.	36	4,360
CACI International, Inc., Class A(b)	18	4,514
CDK Global, Inc.	82	3,223
CDW Corp.	31	3,438
Ciena Corp.(b)	117	6,465
Cisco Systems, Inc.	95	4,543
Citrix Systems, Inc.	40	5,925
Cognex Corp.	88	4,993
Cognizant Technology Solutions Corp., Class A	69	3,657
Coherent, Inc.(b)	30	4,356
Dolby Laboratories, Inc., Class A	63	3,826
Entegris, Inc.	92	5,509
Euronet Worldwide, Inc.(b)	25	2,368
FleetCor Technologies, Inc.(b)	14	3,413
FLIR Systems, Inc.	79	3,650
Fortinet, Inc.(b)	42	5,846
Gartner, Inc.(b)	28	3,408
Genpact Ltd.	103	3,703
GoDaddy, Inc., Class A(b)	62	4,789
Hewlett Packard Enterprise Co.	272	2,641
HP, Inc.	214	3,240
Intel Corp.	76	4,783
International Business Machines Corp.	33	4,122
Intuit, Inc.	17	4,935
IPG Photonics Corp.(b)	29	4,507
Jabil, Inc.	107	3,201
Jack Henry & Associates, Inc.	29	5,245
Keysight Technologies, Inc.(b)	43	4,650
KLA Corp.	26	4,575
Lam Research Corp.	17	4,652
Leidos Holdings, Inc.	50	5,264
Littelfuse, Inc.	25	4,062
LogMeIn, Inc.	60	5,094
Maxim Integrated Products, Inc.	73	4,211
Microchip Technology, Inc.	43	4,129
Micron Technology, Inc.(b)	92	4,408
Microsoft Corp.	30	5,497
MKS Instruments, Inc.	40	4,225
Motorola Solutions, Inc.	25	3,383
NCR Corp.(b)	130	2,347
NetApp, Inc.	71	3,162
NortonLifeLock, Inc.	167	3,804
Nuance Communications, Inc.(b)	245	5,606
NVIDIA Corp.	20	7,100
ON Semiconductor Corp.(b)	197	3,249
Oracle Corp.	79	4,248
Paychex, Inc.	52	3,759
PayPal Holdings, Inc.(b)	43	6,665
Qorvo, Inc.(b)	39	4,085
	Shares	Value
Information Technology-(continued)
QUALCOMM, Inc.	51	$4,125
RealPage, Inc.(b)	75	5,086
Sabre Corp.	191	1,331
Skyworks Solutions, Inc.	44	5,216
SS&C Technologies Holdings, Inc.	71	4,111
SYNNEX Corp.	36	3,839
Synopsys, Inc.(b)	32	5,789
Teradyne, Inc.	67	4,490
Texas Instruments, Inc.	35	4,156
Trimble, Inc.(b)	107	4,186
Ubiquiti, Inc.(c)	21	3,873
VeriSign, Inc.(b)	23	5,037
Visa, Inc., Class A	25	4,881
VMware, Inc., Class A(b)(c)	29	4,532
Western Union Co. (The)	157	3,143
WEX, Inc.(b)	20	2,962
Xerox Holdings Corp.	109	1,731
Xilinx, Inc.	50	4,597
Zebra Technologies Corp., Class A(b)	17	4,442
		345,802
Materials-6.38%
Air Products and Chemicals, Inc.	20	4,833
AptarGroup, Inc.	38	4,233
Arconic Corp.(b)	35	506
Ashland Global Holdings, Inc.	61	4,097
Avery Dennison Corp.	32	3,541
Axalta Coating Systems Ltd.(b)	144	3,328
Ball Corp.	68	4,846
Cabot Corp.	93	3,322
Celanese Corp.	38	3,417
CF Industries Holdings, Inc.	93	2,731
Crown Holdings, Inc.(b)	58	3,795
Domtar Corp.	116	2,366
DuPont de Nemours, Inc.	67	3,399
Eagle Materials, Inc.	48	3,204
Eastman Chemical Co.	60	4,085
Ecolab, Inc.	23	4,889
FMC Corp.	44	4,330
Freeport-McMoRan, Inc.	386	3,501
Graphic Packaging Holding Co.	263	3,806
International Flavors & Fragrances, Inc.(c)	32	4,262
International Paper Co.	95	3,235
Linde PLC (United Kingdom)	21	4,249
LyondellBasell Industries N.V., Class A	49	3,124
Martin Marietta Materials, Inc.	16	3,073
NewMarket Corp.	9	3,925
Newmont Corp.	112	6,549
Nucor Corp.	77	3,254
Olin Corp.(c)	255	3,068
Packaging Corp. of America	39	3,955
PPG Industries, Inc.	31	3,152
Reliance Steel & Aluminum Co.	38	3,686
RPM International, Inc.	60	4,487
Scotts Miracle-Gro Co. (The)	42	5,988
Sealed Air Corp.	116	3,724
Sherwin-Williams Co. (The)	7	4,157
Silgan Holdings, Inc.	141	4,715
Sonoco Products Co.	69	3,575
Southern Copper Corp. (Peru)	111	4,029
Steel Dynamics, Inc.	123	3,267
Valvoline, Inc.	192	3,523
Vulcan Materials Co.	29	3,141

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
W.R. Grace & Co.	68	$3,550
Westlake Chemical Corp.	61	2,910
		160,827
Real Estate-6.39%
American Campus Communities, Inc.	91	2,939
Apartment Investment & Management Co., Class A	83	3,060
Apple Hospitality REIT, Inc.	268	2,736
AvalonBay Communities, Inc.	19	2,964
Boston Properties, Inc.	30	2,579
Brandywine Realty Trust	280	2,702
Brixmor Property Group, Inc.	195	2,176
Brookfield Property REIT, Inc., Class A(c)	230	2,390
Camden Property Trust	38	3,480
CBRE Group, Inc., Class A(b)	77	3,386
CoreSite Realty Corp.	36	4,494
Corporate Office Properties Trust	150	3,745
CubeSmart	141	4,013
Digital Realty Trust, Inc.	35	5,025
Douglas Emmett, Inc.	100	2,936
Duke Realty Corp.	119	4,103
EPR Properties	61	1,926
Equity Commonwealth	130	4,381
Equity Residential	53	3,210
Essex Property Trust, Inc.	14	3,399
Extra Space Storage, Inc.	40	3,870
Federal Realty Investment Trust	35	2,797
Gaming and Leisure Properties, Inc.	100	3,454
Healthcare Trust of America, Inc., Class A	139	3,679
Healthpeak Properties, Inc.	123	3,031
Highwoods Properties, Inc.	89	3,406
Howard Hughes Corp. (The)(b)	42	2,127
Hudson Pacific Properties, Inc.	122	2,949
Iron Mountain, Inc.	134	3,452
Jones Lang LaSalle, Inc.	27	2,765
Kilroy Realty Corp.	54	3,084
Kimco Realty Corp.	201	2,233
Lamar Advertising Co., Class A	52	3,448
Life Storage, Inc.	40	3,899
Medical Properties Trust, Inc.	203	3,670
Mid-America Apartment Communities, Inc.	31	3,607
National Retail Properties, Inc.	80	2,511
Omega Healthcare Investors, Inc.	100	3,114
Outfront Media, Inc.	171	2,401
Prologis, Inc.	93	8,509
Rayonier, Inc.	137	3,254
Regency Centers Corp.	66	2,824
Retail Properties of America, Inc., Class A	306	1,659
Service Properties Trust	186	1,256
SL Green Realty Corp.	48	2,022
Spirit Realty Capital, Inc.	81	2,303
VICI Properties, Inc.	173	3,394
Vornado Realty Trust	66	2,390
Weingarten Realty Investors	135	2,414
Welltower, Inc.	54	2,736
WP Carey, Inc.	53	3,175
		161,077
Utilities-5.10%
AES Corp. (The)	228	2,848
	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	80	$3,949
Ameren Corp.	60	4,484
American Electric Power Co., Inc.	47	4,007
American Water Works Co., Inc.	34	4,318
Atmos Energy Corp.	39	4,008
Avangrid, Inc.	90	4,003
CMS Energy Corp.	67	3,925
Consolidated Edison, Inc.	52	3,903
Dominion Energy, Inc.	51	4,335
DTE Energy Co.	34	3,657
Duke Energy Corp.	47	4,025
Entergy Corp.	36	3,666
Essential Utilities, Inc.	98	4,288
Evergy, Inc.	67	4,133
Eversource Energy	51	4,269
Exelon Corp.	94	3,601
FirstEnergy Corp.	90	3,803
Hawaiian Electric Industries, Inc.	99	3,907
IDACORP, Inc.	40	3,729
MDU Resources Group, Inc.	143	3,112
NextEra Energy, Inc.	19	4,856
NiSource, Inc.	163	3,884
NRG Energy, Inc.	107	3,857
OGE Energy Corp.	100	3,132
Pinnacle West Capital Corp.	50	3,895
PPL Corp.	126	3,520
Public Service Enterprise Group, Inc.	73	3,726
Sempra Energy	28	3,537
Southern Co. (The)	68	3,881
Vistra Energy Corp.	168	3,434
WEC Energy Group, Inc.	47	4,311
Xcel Energy, Inc.	71	4,617
		128,620
Total Common Stocks & Other Equity Interests (Cost $2,928,785)		2,518,472
Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $2,439)	2,439	2,439
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $2,931,224)		2,520,911
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.95%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $49,203)	49,203	49,203
TOTAL INVESTMENTS IN SECURITIES-101.92% (Cost $2,980,427)		2,570,114
OTHER ASSETS LESS LIABILITIES-(1.92)%		(48,497)
NET ASSETS-100.00%		$2,521,617

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Ltd.	$19,295	$5,881	$(16,638)	$2,688	$(9,202)	$2,024	$785
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	331,155	(328,716)	-	-	2,439	145
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	164,481	1,400,057	(1,564,538)	-	-	-	1,666
Invesco Liquid Assets Portfolio, Institutional Class*	53,557	414,546	(468,085)	-	(18)	-	283
Invesco Private Government Fund	-	147,859	(98,656)	-	-	49,203	1
Total	$237,333	$2,299,498	$(2,476,633)	$2,688	$(9,220)	$53,666	$2,880

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-4.81%
Activision Blizzard, Inc.	4,659	$335,355
Alphabet, Inc., Class C(b)	233	332,938
Altice USA, Inc., Class A(b)	10,591	272,401
AMC Networks, Inc., Class A(b)	8,667	245,016
AT&T, Inc.	24,963	770,358
Cable One, Inc.	171	322,658
CenturyLink, Inc.	84,252	828,197
Charter Communications, Inc., Class A(b)	512	278,528
Cinemark Holdings, Inc.	14,971	225,014
Comcast Corp., Class A	6,284	248,846
Discovery, Inc., Class A(b)(c)	9,880	214,890
DISH Network Corp., Class A(b)	11,070	350,366
Electronic Arts, Inc.(b)	2,743	337,060
Facebook, Inc., Class A(b)	1,660	373,649
Fox Corp., Class A	8,373	244,240
GCI Liberty, Inc., Class A(b)	14,750	1,020,553
IAC/InterActiveCorp.(b)	1,528	413,125
Interpublic Group of Cos., Inc. (The)	14,425	246,812
John Wiley & Sons, Inc., Class A	6,414	257,843
Liberty Broadband Corp., Class C(b)	2,042	278,978
Liberty Media Corp.-Liberty Formula One, Class C(b)	8,620	298,683
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	6,203	226,223
Lions Gate Entertainment Corp., Class A(b)(c)	47,302	376,997
Live Nation Entertainment, Inc.(b)	6,072	298,500
Madison Square Garden Entertainment Corp.(b)(c)	1,122	88,896
Madison Square Garden Sports Corp., Class A(b)	1,122	191,447
Match Group, Inc.(b)(c)	4,418	393,379
Netflix, Inc.(b)	713	299,268
New York Times Co. (The), Class A	6,949	272,609
News Corp., Class A	23,851	292,175
Nexstar Media Group, Inc., Class A	3,229	269,008
Omnicom Group, Inc.	3,876	212,366
Roku, Inc.(b)	2,782	304,657
Sinclair Broadcast Group, Inc., Class A	13,384	250,147
Sirius XM Holdings, Inc.	39,560	230,239
Spotify Technology S.A.(b)	1,723	311,742
Take-Two Interactive Software, Inc.(b)	2,348	319,727
Telephone & Data Systems, Inc.	52,230	1,070,193
T-Mobile US, Inc.(b)	20,682	2,069,027
TripAdvisor, Inc.	14,724	283,879
Twitter, Inc.(b)	9,517	294,741
United States Cellular Corp.(b)	31,502	992,628
Verizon Communications, Inc.	15,618	896,161
ViacomCBS, Inc., Class B	13,640	282,894
Walt Disney Co. (The)	2,397	281,168
World Wrestling Entertainment, Inc., Class A(c)	6,777	313,572
Zillow Group, Inc., Class C(b)(c)	3,978	230,684
Zynga, Inc., Class A(b)	42,223	386,340
		19,334,177
Consumer Discretionary-8.18%
Advance Auto Parts, Inc.	1,999	278,501
Amazon.com, Inc.(b)	140	341,932
Aptiv PLC	3,701	278,870
Aramark	9,047	234,227
AutoNation, Inc.(b)	6,702	264,595
AutoZone, Inc.(b)	232	266,304
Best Buy Co., Inc.	3,969	309,939
	Shares	Value
Consumer Discretionary-(continued)
Booking Holdings, Inc.(b)	174	$285,259
BorgWarner, Inc.	8,921	286,810
Bright Horizons Family Solutions, Inc.(b)	1,873	209,551
Brunswick Corp.	5,982	329,070
Burlington Stores, Inc.(b)	1,247	261,458
Caesars Entertainment Corp.(b)	27,878	317,530
Capri Holdings Ltd.(b)	15,330	230,563
CarMax, Inc.(b)	3,248	285,986
Carnival Corp.	14,706	231,472
Carter’s, Inc.	3,003	257,988
Carvana Co.(b)(c)	4,888	454,486
Chipotle Mexican Grill, Inc.(b)	380	381,486
Choice Hotels International, Inc.	3,047	246,289
Columbia Sportswear Co.	3,418	249,719
D.R. Horton, Inc.	5,613	310,399
Darden Restaurants, Inc.	3,718	285,765
Dick’s Sporting Goods, Inc.	8,135	293,348
Dollar General Corp.	1,543	295,500
Dollar Tree, Inc.(b)	3,118	305,159
Domino’s Pizza, Inc.	713	275,104
Dunkin’ Brands Group, Inc.	4,047	258,482
eBay, Inc.	6,662	303,387
Etsy, Inc.(b)	4,987	403,847
Expedia Group, Inc.	3,372	268,007
Extended Stay America, Inc.	33,258	382,467
Five Below, Inc.(b)	3,045	318,659
Floor & Decor Holdings, Inc., Class A(b)	5,696	296,192
Foot Locker, Inc.	10,218	283,039
Ford Motor Co.	41,107	234,721
frontdoor, Inc.(b)	6,007	274,220
Gap, Inc. (The)	21,854	194,501
Garmin Ltd.	3,032	273,395
General Motors Co.	9,545	247,025
Gentex Corp.	9,455	249,990
Genuine Parts Co.	2,786	232,380
Goodyear Tire & Rubber Co. (The)	34,408	261,845
Graham Holdings Co., Class B	547	195,952
Grand Canyon Education, Inc.(b)	3,052	297,845
Grubhub, Inc.(b)	7,186	407,734
H&R Block, Inc.	13,980	237,660
Hanesbrands, Inc.	23,655	233,238
Harley-Davidson, Inc.	10,791	230,280
Hasbro, Inc.	4,105	301,759
Hilton Grand Vacations, Inc.(b)	13,912	299,664
Hilton Worldwide Holdings, Inc.	2,859	226,747
Home Depot, Inc. (The)	1,168	290,225
Hyatt Hotels Corp., Class A	4,203	231,543
International Game Technology PLC	36,285	305,883
Kohl’s Corp.	9,559	183,724
L Brands, Inc.	13,898	225,009
Las Vegas Sands Corp.	4,973	238,406
Lear Corp.	2,541	269,473
Leggett & Platt, Inc.	7,393	226,152
Lennar Corp., Class A	4,733	286,157
LKQ Corp.(b)	9,223	253,264
Lowe’s Cos., Inc.	2,455	320,009
lululemon athletica, inc.(b)	1,297	389,223
Macy’s, Inc.(c)	29,814	189,617
Marriott International, Inc., Class A	2,341	207,179
Mattel, Inc.(b)	27,838	256,388
McDonald’s Corp.	1,288	239,980
MGM Resorts International	14,425	247,822

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	2,248	$209,514
Newell Brands, Inc.	19,478	256,136
NIKE, Inc., Class B	2,971	292,881
Nordstrom, Inc.(c)	11,051	178,253
Norwegian Cruise Line Holdings Ltd.(b)(c)	22,788	356,860
NVR, Inc.(b)	86	277,058
Ollie’s Bargain Outlet Holdings, Inc.(b)	5,586	510,840
O’Reilly Automotive, Inc.(b)	684	285,392
Penske Automotive Group, Inc.	6,388	228,435
Planet Fitness, Inc., Class A(b)	4,557	294,519
Polaris, Inc.	3,639	317,830
Pool Corp.	1,193	320,941
PulteGroup, Inc.	7,221	245,297
PVH Corp.	4,960	225,531
Qurate Retail, Inc., Class A(b)	49,524	407,830
Ralph Lauren Corp.	2,776	209,616
Ross Stores, Inc.	2,411	233,771
Royal Caribbean Cruises Ltd.	7,281	377,665
Service Corp. International	5,171	203,893
ServiceMaster Global Holdings, Inc.(b)	7,312	240,565
Six Flags Entertainment Corp.	16,292	374,390
Skechers U.S.A., Inc., Class A(b)	8,619	269,947
Starbucks Corp.	3,555	277,254
Tapestry, Inc.	14,661	199,390
Target Corp.	2,373	290,289
Tempur Sealy International, Inc.(b)	4,129	269,335
Tesla, Inc.(b)	401	334,835
Thor Industries, Inc.	4,809	414,536
Tiffany & Co.	1,716	219,871
TJX Cos., Inc. (The)	4,448	234,676
Toll Brothers, Inc.	8,138	262,939
Tractor Supply Co.	2,868	349,953
Ulta Beauty, Inc.(b)	1,115	272,071
Under Armour, Inc., Class A(b)(c)	22,679	198,441
Urban Outfitters, Inc.(b)	15,032	254,642
Vail Resorts, Inc.	1,503	298,090
VF Corp.	3,973	222,885
Wayfair, Inc., Class A(b)(c)	6,669	1,144,067
Wendy’s Co. (The)(c)	14,084	299,426
Whirlpool Corp.	2,142	260,938
Williams-Sonoma, Inc.	5,168	430,029
Wyndham Destinations, Inc.	8,351	265,562
Wyndham Hotels & Resorts, Inc.	6,106	280,449
Wynn Resorts Ltd.	3,241	269,910
Yum China Holdings, Inc. (China)	5,609	259,921
Yum! Brands, Inc.	2,786	249,988
		32,917,061
Consumer Staples-10.48%
Altria Group, Inc.	19,318	754,368
Archer-Daniels-Midland Co.	22,319	877,360
Beyond Meat, Inc.(b)(c)	9,666	1,240,051
Brown-Forman Corp., Class B	14,088	928,822
Bunge Ltd.	19,477	759,993
Campbell Soup Co.	14,747	751,802
Casey’s General Stores, Inc.	4,840	773,093
Church & Dwight Co., Inc.	11,092	832,676
Clorox Co. (The)	4,474	922,763
Coca-Cola Co. (The)	14,933	697,072
Colgate-Palmolive Co.	11,276	815,593
Conagra Brands, Inc.	29,151	1,014,163
Constellation Brands, Inc., Class A	5,362	926,017
Costco Wholesale Corp.	784	241,840
	Shares	Value
Consumer Staples-(continued)
Coty, Inc., Class A	34,894	$126,665
Energizer Holdings, Inc.(c)	17,542	769,743
Estee Lauder Cos., Inc. (The), Class A	1,409	278,235
Flowers Foods, Inc.	34,318	809,562
General Mills, Inc.	14,078	887,477
Grocery Outlet Holding Corp.(b)	24,230	891,906
Hain Celestial Group, Inc. (The)(b)	34,964	1,100,667
Herbalife Nutrition Ltd.(b)	28,626	1,254,964
Hershey Co. (The)	5,296	718,561
Hormel Foods Corp.	17,567	857,797
Ingredion, Inc.	10,130	853,250
JM Smucker Co. (The)	7,260	827,132
Kellogg Co.	12,078	788,814
Keurig Dr Pepper, Inc.	30,614	854,743
Kimberly-Clark Corp.	5,813	822,191
Kraft Heinz Co. (The)	35,094	1,069,314
Kroger Co. (The)	24,173	788,523
Lamb Weston Holdings, Inc.	11,103	666,846
McCormick & Co., Inc.	5,373	941,135
Molson Coors Beverage Co., Class B	18,331	695,845
Mondelez International, Inc., Class A	14,807	771,741
Monster Beverage Corp.(b)	12,272	882,480
Nu Skin Enterprises, Inc., Class A	38,057	1,414,959
PepsiCo, Inc.	6,101	802,587
Philip Morris International, Inc.	9,730	713,793
Pilgrim’s Pride Corp.(b)	41,135	850,260
Post Holdings, Inc.(b)	8,685	756,116
Procter & Gamble Co. (The)	6,912	801,239
Reynolds Consumer Products, Inc.	8,775	292,997
Seaboard Corp.	236	693,840
Spectrum Brands Holdings, Inc.	17,130	810,592
Sprouts Farmers Market, Inc.(b)	53,701	1,349,506
Sysco Corp.	16,175	892,213
TreeHouse Foods, Inc.(b)	20,428	1,076,760
Tyson Foods, Inc., Class A	13,595	835,277
US Foods Holding Corp.(b)	35,106	671,929
Walgreens Boots Alliance, Inc.	17,145	736,206
Walmart, Inc.	2,113	262,139
		42,153,617
Energy-13.03%
Antero Midstream Corp.(c)	265,819	1,270,615
Antero Resources Corp.(b)(c)	717,915	2,146,566
Apache Corp.	102,420	1,105,112
Apergy Corp.(b)(c)	119,825	1,086,813
Baker Hughes Co., Class A	74,285	1,226,445
Cabot Oil & Gas Corp.	49,741	986,861
Cheniere Energy, Inc.(b)	22,127	981,332
Chevron Corp.	10,439	957,256
Cimarex Energy Co.	52,460	1,378,649
Concho Resources, Inc.	20,103	1,096,016
ConocoPhillips	28,213	1,190,024
Continental Resources, Inc.(c)	99,804	1,220,603
Devon Energy Corp.	109,220	1,180,668
Diamondback Energy, Inc.	31,002	1,320,065
EOG Resources, Inc.	24,416	1,244,484
EQT Corp.	114,071	1,521,707
Equitrans Midstream Corp.(c)	186,383	1,507,839
Exxon Mobil Corp.	21,044	956,871
Halliburton Co.	123,873	1,455,508
Helmerich & Payne, Inc.	49,969	1,005,876
Hess Corp.	24,186	1,148,109
HollyFrontier Corp.	40,899	1,286,274

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
Kinder Morgan, Inc.	56,408	$891,246
Kosmos Energy Ltd. (Ghana)	697,561	1,269,561
Marathon Oil Corp.	199,849	1,067,194
Marathon Petroleum Corp.	34,768	1,221,748
Murphy Oil Corp.(c)	123,464	1,475,395
National Oilwell Varco, Inc.	91,375	1,139,446
Noble Energy, Inc.	126,804	1,106,999
Occidental Petroleum Corp.	65,765	851,657
ONEOK, Inc.	27,996	1,027,173
Parsley Energy, Inc., Class A	138,463	1,265,552
Patterson-UTI Energy, Inc.	374,796	1,382,997
PBF Energy, Inc., Class A	72,477	769,706
Phillips 66	17,128	1,340,437
Pioneer Natural Resources Co.	13,004	1,191,166
Range Resources Corp.(c)	380,005	2,276,230
Schlumberger Ltd.	55,250	1,020,468
Targa Resources Corp.	71,414	1,277,596
Transocean Ltd.(b)(c)	583,487	776,038
Valero Energy Corp.	18,078	1,204,718
Williams Cos., Inc. (The)	59,773	1,221,162
WPX Energy, Inc.(b)	239,714	1,359,178
		52,409,360
Financials-5.76%
Affiliated Managers Group, Inc.	2,788	185,737
Aflac, Inc.	4,496	163,969
AGNC Investment Corp.	12,235	158,321
Alleghany Corp.	269	138,024
Allstate Corp. (The)	1,700	166,277
Ally Financial, Inc.	7,226	126,021
American Express Co.	1,706	162,189
American Financial Group, Inc.	1,980	119,275
American International Group, Inc.	5,496	165,210
American National Insurance Co.	1,845	138,652
Ameriprise Financial, Inc.	1,520	212,906
Annaly Capital Management, Inc.	21,293	131,165
Aon PLC, Class A	817	160,908
Arch Capital Group Ltd.(b)	4,620	130,376
Arthur J. Gallagher & Co.	1,647	155,279
Associated Banc-Corp.	11,016	154,334
Assurant, Inc.	1,453	149,049
Assured Guaranty Ltd.	4,372	113,366
Athene Holding Ltd., Class A(b)	5,740	165,829
AXIS Capital Holdings Ltd.	3,392	127,336
Bank of America Corp.	6,889	166,163
Bank of Hawaii Corp.	2,445	157,287
Bank of New York Mellon Corp. (The)	4,790	178,044
Bank OZK	7,329	164,829
BankUnited, Inc.	6,147	113,597
Berkshire Hathaway, Inc., Class B(b)	804	149,206
BGC Partners, Inc., Class A	38,828	99,982
BlackRock, Inc.	381	201,412
BOK Financial Corp.	3,320	169,121
Brighthouse Financial, Inc.(b)	7,077	210,258
Brown & Brown, Inc.	3,766	151,393
Capital One Financial Corp.	2,235	152,069
Cboe Global Markets, Inc.	1,500	159,690
Charles Schwab Corp. (The)	4,961	178,150
Chimera Investment Corp.(c)	9,320	77,449
Chubb Ltd.	1,193	145,474
Cincinnati Financial Corp.	1,739	102,514
CIT Group, Inc.	6,852	124,295
Citigroup, Inc.	3,279	157,097
	Shares	Value
Financials-(continued)
Citizens Financial Group, Inc.	6,653	$160,337
CME Group, Inc., Class A	824	150,462
CNA Financial Corp.	4,221	127,601
Comerica, Inc.	4,053	147,327
Commerce Bancshares, Inc.	2,783	177,361
Credit Acceptance Corp.(b)(c)	398	147,188
Cullen/Frost Bankers, Inc.	2,663	202,308
Discover Financial Services	3,144	149,371
E*TRADE Financial Corp.	4,589	208,983
East West Bancorp, Inc.	4,742	165,733
Eaton Vance Corp.	4,902	176,717
Equitable Holdings, Inc.	9,981	190,737
Erie Indemnity Co., Class A	1,042	187,810
Evercore, Inc., Class A	3,237	178,391
Everest Re Group Ltd.	735	145,831
F.N.B. Corp.	18,683	138,441
FactSet Research Systems, Inc.	617	189,734
Fidelity National Financial, Inc.	4,039	128,844
Fifth Third Bancorp	8,879	172,164
First American Financial Corp.	2,604	131,476
First Citizens BancShares, Inc., Class A	445	171,325
First Hawaiian, Inc.	8,004	138,069
First Horizon National Corp.	15,976	149,376
First Republic Bank	1,620	175,235
Franklin Resources, Inc.	8,423	158,942
Globe Life, Inc.	2,229	171,678
Goldman Sachs Group, Inc. (The)	978	192,167
Hanover Insurance Group, Inc. (The)	1,486	149,120
Hartford Financial Services Group, Inc. (The)	3,527	135,049
Huntington Bancshares, Inc.	16,848	149,779
Interactive Brokers Group, Inc., Class A	3,406	144,244
Intercontinental Exchange, Inc.	1,871	181,955
Invesco Ltd.(d)	14,969	119,303
Janus Henderson Group PLC (United Kingdom)	9,646	207,968
Jefferies Financial Group, Inc.	9,482	138,911
JPMorgan Chase & Co.	1,607	156,377
Kemper Corp.	2,121	134,471
KeyCorp	13,002	154,074
Lazard Ltd., Class A	5,745	154,311
Legg Mason, Inc.	2,948	146,899
LendingTree, Inc.(b)(c)	648	168,493
Lincoln National Corp.	6,040	229,097
Loews Corp.	4,260	141,602
LPL Financial Holdings, Inc.	2,787	198,964
M&T Bank Corp.	1,390	146,867
Markel Corp.(b)	153	137,305
MarketAxess Holdings, Inc.	468	238,020
Marsh & McLennan Cos., Inc.	1,509	159,833
Mercury General Corp.	3,899	156,857
MetLife, Inc.	4,987	179,582
MFA Financial, Inc.	23,455	39,639
MGIC Investment Corp.	14,619	120,022
Moody’s Corp.	721	192,803
Morgan Stanley	4,515	199,563
Morningstar, Inc.	1,213	185,977
MSCI, Inc.	554	182,183
Nasdaq, Inc.	1,595	188,944
Navient Corp.	17,488	130,111
New Residential Investment Corp.	12,168	87,245
New York Community Bancorp, Inc.	14,584	146,569
Northern Trust Corp.	2,252	177,931

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Old Republic International Corp.	8,499	$132,499
OneMain Holdings, Inc.	4,897	114,247
PacWest Bancorp	6,495	112,428
People’s United Financial, Inc.	12,588	144,133
Pinnacle Financial Partners, Inc.	3,521	140,312
PNC Financial Services Group, Inc. (The)	1,477	168,437
Popular, Inc.	4,211	166,292
Primerica, Inc.	1,581	179,665
Principal Financial Group, Inc.	4,569	176,455
Progressive Corp. (The)	2,016	156,603
Prosperity Bancshares, Inc.	2,826	184,792
Prudential Financial, Inc.	3,042	185,440
Raymond James Financial, Inc.	2,315	160,383
Regions Financial Corp.	14,951	169,096
Reinsurance Group of America, Inc.	1,717	155,818
RenaissanceRe Holdings Ltd. (Bermuda)	964	161,817
S&P Global, Inc.	654	212,563
Santander Consumer USA Holdings, Inc.(c)	7,584	125,364
SEI Investments Co.	3,048	165,263
Signature Bank	1,544	158,893
SLM Corp.	17,463	132,370
Starwood Property Trust, Inc.	8,243	109,302
State Street Corp.	2,940	179,222
Sterling Bancorp	12,302	151,315
SVB Financial Group(b)	1,027	220,548
Synchrony Financial	6,505	132,507
Synovus Financial Corp.	7,412	142,236
T. Rowe Price Group, Inc.	1,533	185,340
TCF Financial Corp.	5,854	169,298
TD Ameritrade Holding Corp.	4,911	183,033
Texas Capital Bancshares, Inc.(b)	4,700	125,772
TFS Financial Corp.	8,166	125,838
Travelers Cos., Inc. (The)	1,392	148,916
Truist Financial Corp.	4,662	171,468
Two Harbors Investment Corp.	15,262	68,984
U.S. Bancorp	4,465	158,775
Umpqua Holdings Corp.	13,405	152,683
Unum Group	10,425	157,939
Virtu Financial, Inc., Class A	6,228	148,538
Voya Financial, Inc.	3,490	157,224
W.R. Berkley Corp.	2,760	159,942
Webster Financial Corp.	5,242	148,349
Wells Fargo & Co.	5,180	137,115
Western Alliance Bancorporation	4,830	184,264
White Mountains Insurance Group Ltd.	180	164,801
Willis Towers Watson PLC	821	166,581
Wintrust Financial Corp.	4,015	170,075
Zions Bancorporation N.A.	5,132	168,868
		23,187,732
Health Care-12.27%
Abbott Laboratories	4,580	434,734
AbbVie, Inc.	6,065	562,044
ABIOMED, Inc.(b)	2,510	561,989
Acadia Healthcare Co., Inc.(b)	17,440	498,958
Adaptive Biotechnologies Corp.(b)	19,317	747,568
Agilent Technologies, Inc.	5,399	475,868
Agios Pharmaceuticals, Inc.(b)	9,579	495,617
Alexion Pharmaceuticals, Inc.(b)	4,446	533,075
Align Technology, Inc.(b)	1,903	467,415
Alkermes PLC(b)	23,013	376,493
Alnylam Pharmaceuticals, Inc.(b)	3,662	495,359
AmerisourceBergen Corp.	4,245	404,718
	Shares	Value
Health Care-(continued)
Amgen, Inc.	1,878	$431,377
Anthem, Inc.	1,335	392,637
Avantor, Inc.(b)	30,843	585,092
Baxter International, Inc.	4,530	407,745
Becton, Dickinson and Co.	1,543	381,013
Biogen, Inc.(b)	1,293	397,067
BioMarin Pharmaceutical, Inc.(b)	4,445	473,615
Bio-Rad Laboratories, Inc., Class A(b)	1,069	525,221
Bio-Techne Corp.	2,118	560,846
Bluebird Bio, Inc.(b)	6,918	440,192
Boston Scientific Corp.(b)	11,003	418,004
Bristol-Myers Squibb Co.	6,493	387,762
Bruker Corp.	9,576	414,449
Cantel Medical Corp.	7,649	321,870
Cardinal Health, Inc.	8,075	441,622
Catalent, Inc.(b)	7,773	604,195
Centene Corp.(b)	5,962	394,982
Cerner Corp.	5,279	384,839
Change Healthcare, Inc.(b)	33,794	421,749
Charles River Laboratories International, Inc.(b)	2,767	497,119
Chemed Corp.	914	437,358
Cigna Corp.	2,074	409,242
Cooper Cos., Inc. (The)	1,246	394,957
Covetrus, Inc.(b)	33,850	517,228
CVS Health Corp.	13,170	863,557
Danaher Corp.	2,651	441,683
DaVita, Inc.(b)	5,001	404,881
DENTSPLY SIRONA, Inc.	8,566	398,490
DexCom, Inc.(b)	1,388	525,094
Edwards Lifesciences Corp.(b)	1,822	409,440
Elanco Animal Health, Inc.(b)	16,023	343,052
Eli Lilly and Co.	2,720	416,024
Encompass Health Corp.	5,784	423,678
Envista Holdings Corp.(b)	18,751	396,396
Exact Sciences Corp.(b)	6,632	569,556
Exelixis, Inc.(b)	22,392	553,306
Gilead Sciences, Inc.	4,973	387,049
Guardant Health, Inc.(b)	5,107	461,622
HCA Healthcare, Inc.	3,353	358,436
Henry Schein, Inc.(b)	6,220	377,678
Hill-Rom Holdings, Inc.	4,110	417,864
Hologic, Inc.(b)	8,649	458,397
Horizon Therapeutics PLC(b)	12,674	642,952
Humana, Inc.	1,182	485,388
ICU Medical, Inc.(b)	1,929	385,067
IDEXX Laboratories, Inc.(b)	1,432	442,316
Illumina, Inc.(b)	1,555	564,543
Incyte Corp.(b)	5,020	511,588
Insulet Corp.(b)	2,053	387,134
Integra LifeSciences Holdings Corp.(b)	8,140	424,175
Intuitive Surgical, Inc.(b)	764	443,143
Ionis Pharmaceuticals, Inc.(b)	7,709	433,323
IQVIA Holdings, Inc.(b)	3,038	454,242
Jazz Pharmaceuticals PLC(b)	3,280	391,370
Johnson & Johnson	2,734	406,682
Laboratory Corp. of America Holdings(b)	2,511	440,229
Masimo Corp.(b)	1,911	459,003
McKesson Corp.	5,689	902,674
MEDNAX, Inc.(b)	28,172	437,511
Medtronic PLC	4,058	400,038
Merck & Co., Inc.	4,600	371,312

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Mettler-Toledo International, Inc.(b)	463	$368,085
Moderna, Inc.(b)(c)	15,311	941,626
Molina Healthcare, Inc.(b)	2,624	487,592
Mylan N.V.(b)	25,770	439,894
Nektar Therapeutics(b)	21,204	460,127
Neurocrine Biosciences, Inc.(b)	4,217	526,113
Penumbra, Inc.(b)	2,068	356,565
PerkinElmer, Inc.	4,859	488,184
Perrigo Co. PLC	8,390	459,520
Pfizer, Inc.	11,377	434,488
PPD, Inc.(b)	15,767	429,493
PRA Health Sciences, Inc.(b)	4,255	440,392
Premier, Inc., Class A(b)	11,262	391,805
QIAGEN N.V.(b)	8,612	377,119
Quest Diagnostics, Inc.	3,788	448,045
Regeneron Pharmaceuticals, Inc.(b)	790	484,120
ResMed, Inc.	2,518	404,945
Sage Therapeutics, Inc.(b)	9,853	351,949
Sarepta Therapeutics, Inc.(b)	3,614	550,304
Seattle Genetics, Inc.(b)	3,532	555,266
STERIS PLC	2,600	431,314
Stryker Corp.	2,228	436,086
Teleflex, Inc.	1,161	421,280
Thermo Fisher Scientific, Inc.	1,224	427,409
United Therapeutics Corp.(b)	3,965	467,672
UnitedHealth Group, Inc.	1,370	417,644
Universal Health Services, Inc., Class B	3,420	360,639
Varian Medical Systems, Inc.(b)	3,291	399,494
Veeva Systems, Inc., Class A(b)	2,609	571,032
Vertex Pharmaceuticals, Inc.(b)	1,687	485,789
Waters Corp.(b)	1,776	354,934
West Pharmaceutical Services, Inc.	2,394	517,200
Zimmer Biomet Holdings, Inc.	3,334	421,218
Zoetis, Inc.	2,829	394,334
		49,384,589
Industrials-11.99%
3M Co.	2,186	341,978
A.O. Smith Corp.	12,977	616,407
Acuity Brands, Inc.	5,697	490,797
ADT, Inc.(c)	60,211	426,294
AECOM(b)	9,409	364,787
AGCO Corp.	5,774	318,898
Air Lease Corp.	12,968	390,466
Alaska Air Group, Inc.	8,300	283,777
Allegion PLC	2,797	278,861
Allison Transmission Holdings, Inc.	8,950	337,594
AMERCO	828	267,030
American Airlines Group, Inc.(c)	21,604	226,842
AMETEK, Inc.	4,316	395,820
Armstrong World Industries, Inc.	6,173	465,382
Boeing Co. (The)	1,882	274,490
BWX Technologies, Inc.	5,818	364,032
C.H. Robinson Worldwide, Inc.	4,847	393,237
Carlisle Cos., Inc.	2,446	293,178
Carrier Global Corp.(b)	2,825	57,828
Caterpillar, Inc.	3,148	378,169
Cintas Corp.	1,283	318,133
Clean Harbors, Inc.(b)	5,498	326,526
Colfax Corp.(b)	13,620	382,177
Copa Holdings S.A., Class A (Panama)	5,841	256,186
Copart, Inc.(b)	4,221	377,315
CoreLogic, Inc.	3,307	163,895
	Shares	Value
Industrials-(continued)
CoStar Group, Inc.(b)	485	$318,548
Crane Co.	5,752	320,501
CSX Corp.	5,432	388,823
Cummins, Inc.	2,247	381,091
Curtiss-Wright Corp.	3,396	340,619
Deere & Co.	2,246	341,662
Delta Air Lines, Inc.	8,612	217,109
Donaldson Co., Inc.	7,232	343,158
Dover Corp.	3,391	329,775
Eaton Corp. PLC	3,842	326,186
Emerson Electric Co.	6,288	383,694
Equifax, Inc.	1,041	159,856
Expeditors International of Washington, Inc.	4,677	357,182
Fastenal Co.	16,297	672,414
FedEx Corp.	3,010	392,986
Flowserve Corp.	11,374	296,861
Fluor Corp.	46,508	539,958
Fortive Corp.	5,206	317,462
Fortune Brands Home & Security, Inc.	4,631	282,306
Gates Industrial Corp. PLC(b)	36,302	364,835
General Dynamics Corp.	2,211	324,641
General Electric Co.	40,210	264,180
Graco, Inc.	6,776	326,671
GrafTech International Ltd.(c)	80,431	550,148
HD Supply Holdings, Inc.(b)	9,668	306,572
HEICO Corp.	3,577	360,419
Hexcel Corp.	10,373	375,399
Honeywell International, Inc.	2,162	315,328
Howmet Aerospace, Inc.	25,704	336,208
Hubbell, Inc.	2,730	334,207
Huntington Ingalls Industries, Inc.	1,655	330,818
IAA, Inc.(b)	6,487	265,967
IDEX Corp.	2,358	375,794
IHS Markit Ltd.	4,828	335,353
Illinois Tool Works, Inc.	2,067	356,475
Ingersoll Rand, Inc.(b)	13,642	384,704
ITT, Inc.	6,758	389,937
J.B. Hunt Transport Services, Inc.	3,494	418,127
Jacobs Engineering Group, Inc.	3,670	308,353
JetBlue Airways Corp.(b)	25,302	254,791
Johnson Controls International PLC	9,526	299,212
Kansas City Southern	2,522	379,611
KAR Auction Services, Inc.	13,156	188,789
Kirby Corp.(b)	7,404	379,677
Knight-Swift Transportation Holdings, Inc.	10,186	423,839
L3Harris Technologies, Inc.	1,528	304,760
Landstar System, Inc.	3,217	374,008
Lennox International, Inc.	2,418	517,065
Lincoln Electric Holdings, Inc.	4,222	346,922
Lockheed Martin Corp.	950	369,018
Lyft, Inc., Class A(b)	9,198	287,529
Macquarie Infrastructure Corp.	10,561	299,827
ManpowerGroup, Inc.	4,553	314,794
Masco Corp.	13,437	626,836
Middleby Corp. (The)(b)	3,867	263,343
MSC Industrial Direct Co., Inc., Class A	5,528	383,312
Nielsen Holdings PLC	16,116	223,851
Nordson Corp.	2,509	472,570
Norfolk Southern Corp.	2,187	389,920
Northrop Grumman Corp.	1,021	342,239
nVent Electric PLC	17,332	317,696
Old Dominion Freight Line, Inc.	2,599	444,663

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Oshkosh Corp.	4,972	$357,089
Otis Worldwide Corp.	1,417	74,605
Owens Corning	12,525	657,562
PACCAR, Inc.	4,903	362,136
Parker-Hannifin Corp.	2,246	404,213
Pentair PLC	8,621	337,426
Quanta Services, Inc.	9,823	362,763
Raytheon Technologies Corp.	7,667	494,675
Regal Beloit Corp.	4,602	366,043
Republic Services, Inc.	3,645	311,502
Resideo Technologies, Inc.(b)	42,528	300,248
Robert Half International, Inc.	6,683	339,095
Rockwell Automation, Inc.	1,956	422,809
Rollins, Inc.	6,403	267,645
Roper Technologies, Inc.	1,022	402,464
Ryder System, Inc.	10,182	348,835
Schneider National, Inc., Class B	17,389	420,292
Sensata Technologies Holding PLC(b)	8,769	312,615
Snap-on, Inc.	2,457	318,648
Southwest Airlines Co.	8,078	259,304
Spirit AeroSystems Holdings, Inc., Class A	8,607	186,514
Stanley Black & Decker, Inc.	2,785	349,378
Stericycle, Inc.(b)	5,941	325,745
Teledyne Technologies, Inc.(b)	1,060	396,567
Textron, Inc.	11,595	359,097
Timken Co. (The)	15,925	677,449
Toro Co. (The)	4,366	310,292
Trane Technologies PLC	5,206	469,633
TransDigm Group, Inc.	734	311,818
TransUnion	1,963	169,387
Trinity Industries, Inc.	18,067	360,798
Uber Technologies, Inc.(b)	9,714	352,812
Union Pacific Corp.	2,215	376,240
United Airlines Holdings, Inc.(b)	7,826	219,441
United Parcel Service, Inc., Class B	3,364	335,424
United Rentals, Inc.(b)	3,501	486,254
Univar Solutions, Inc.(b)	46,936	725,631
Valmont Industries, Inc.	5,623	641,022
Verisk Analytics, Inc.	2,079	359,002
W.W. Grainger, Inc.	1,192	369,067
Wabtec Corp.	5,443	332,404
Waste Management, Inc.	2,984	318,542
Watsco, Inc.	3,277	583,011
WESCO International, Inc.(b)	11,389	379,254
Woodward, Inc.	3,888	266,639
XPO Logistics, Inc.(b)	5,228	412,019
Xylem, Inc.	4,484	297,469
		48,219,576
Information Technology-13.39%
2U, Inc.(b)	8,824	321,811
Accenture PLC, Class A	1,914	385,901
Adobe, Inc.(b)	910	351,806
Advanced Micro Devices, Inc.(b)	6,523	350,937
Akamai Technologies, Inc.(b)	3,186	337,079
Alliance Data Systems Corp.	3,033	140,519
Alteryx, Inc., Class A(b)	2,678	385,471
Amdocs Ltd.	4,560	283,906
Amphenol Corp., Class A	3,387	327,049
Analog Devices, Inc.	2,820	318,519
Anaplan, Inc.(b)	7,200	330,624
ANSYS, Inc.(b)	1,274	360,542
Apple, Inc.	1,022	324,935
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	5,665	$318,260
Arista Networks, Inc.(b)	1,562	364,665
Arrow Electronics, Inc.(b)	4,827	333,449
Aspen Technology, Inc.(b)	2,877	303,926
Atlassian Corp. PLC, Class A(b)	2,028	375,788
Autodesk, Inc.(b)	1,878	395,094
Automatic Data Processing, Inc.	2,248	329,310
Avalara, Inc.(b)	3,802	407,042
Avnet, Inc.	10,879	296,344
Bill.Com Holdings, Inc.(b)(c)	3,533	246,038
Black Knight, Inc.(b)	4,115	316,773
Booz Allen Hamilton Holding Corp.	4,371	348,631
Broadcom, Inc.	1,181	343,990
Broadridge Financial Solutions, Inc.	1,459	176,685
CACI International, Inc., Class A(b)	1,309	328,271
Cadence Design Systems, Inc.(b)	4,474	408,431
CDK Global, Inc.	6,698	263,298
CDW Corp.	2,778	308,108
Cerence, Inc.(b)	15,453	462,199
Ceridian HCM Holding, Inc.(b)	5,236	360,603
Ciena Corp.(b)	7,330	405,056
Cisco Systems, Inc.	7,678	367,162
Citrix Systems, Inc.	2,433	360,376
Cognex Corp.	6,527	370,342
Cognizant Technology Solutions Corp., Class A	5,192	275,176
Coherent, Inc.(b)	2,410	349,956
CommScope Holding Co., Inc.(b)	38,235	394,203
Corning, Inc.	12,455	283,849
Coupa Software, Inc.(b)	2,215	503,935
Cree, Inc.(b)	8,746	460,827
Dell Technologies, Inc., Class C(b)	7,803	387,341
DocuSign, Inc.(b)	3,713	518,855
Dolby Laboratories, Inc., Class A	4,761	289,136
Dropbox, Inc., Class A(b)	16,262	367,033
DXC Technology Co.	18,971	269,578
Dynatrace, Inc.(b)	11,523	443,290
EchoStar Corp., Class A(b)	8,665	270,001
Elastic N.V.(b)	5,219	448,416
Entegris, Inc.	6,008	359,759
EPAM Systems, Inc.(b)	1,556	358,876
Euronet Worldwide, Inc.(b)	1,661	157,347
F5 Networks, Inc.(b)	2,584	374,473
Fair Isaac Corp.(b)	503	202,533
Fidelity National Information Services, Inc.	1,187	164,791
FireEye, Inc.(b)	25,388	316,842
First Solar, Inc.(b)	21,805	1,016,549
Fiserv, Inc.(b)	1,474	157,379
FleetCor Technologies, Inc.(b)	667	162,608
FLIR Systems, Inc.	9,382	433,448
Fortinet, Inc.(b)	3,351	466,459
Gartner, Inc.(b)	2,507	305,102
Genpact Ltd.	9,279	333,580
Global Payments, Inc.	915	164,233
GoDaddy, Inc., Class A(b)	4,906	378,989
Guidewire Software, Inc.(b)	3,306	339,129
Hewlett Packard Enterprise Co.	27,965	271,540
HP, Inc.	14,559	220,423
HubSpot, Inc.(b)	2,075	414,876
Intel Corp.	5,603	352,597
International Business Machines Corp.	2,493	311,376
Intuit, Inc.	1,073	311,513

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
IPG Photonics Corp.(b)	2,412	$374,825
Jabil, Inc.	10,863	325,021
Jack Henry & Associates, Inc.	927	167,657
Juniper Networks, Inc.	13,284	322,270
Keysight Technologies, Inc.(b)	3,543	383,105
KLA Corp.	2,021	355,615
Lam Research Corp.	1,074	293,922
Leidos Holdings, Inc.	2,980	313,764
Littelfuse, Inc.	2,254	366,252
LogMeIn, Inc.	3,166	268,793
Manhattan Associates, Inc.(b)	4,629	409,204
Marvell Technology Group Ltd.	13,042	425,430
Mastercard, Inc., Class A	593	178,428
Maxim Integrated Products, Inc.	5,704	329,007
Medallia, Inc.(b)	13,389	378,641
Microchip Technology, Inc.	4,108	394,450
Micron Technology, Inc.(b)	6,562	314,385
Microsoft Corp.	1,830	335,348
MKS Instruments, Inc.	3,112	328,721
MongoDB, Inc.(b)	2,363	548,476
Monolithic Power Systems, Inc.	1,785	374,404
Motorola Solutions, Inc.	1,796	243,053
National Instruments Corp.	9,361	362,458
NCR Corp.(b)	15,555	280,768
NetApp, Inc.	7,092	315,878
New Relic, Inc.(b)	6,558	433,812
NortonLifeLock, Inc.	14,762	336,278
Nuance Communications, Inc.(b)	14,243	325,880
Nutanix, Inc., Class A(b)	19,117	459,955
NVIDIA Corp.	1,193	423,539
Okta, Inc.(b)	2,406	470,565
ON Semiconductor Corp.(b)	19,735	325,430
Oracle Corp.	6,413	344,827
PagerDuty, Inc.(b)	16,168	429,260
Palo Alto Networks, Inc.(b)	1,808	425,368
Paychex, Inc.	4,366	315,574
Paycom Software, Inc.(b)	1,329	395,019
Paylocity Holding Corp.(b)	3,024	393,135
PayPal Holdings, Inc.(b)	1,451	224,920
Pegasystems, Inc.	3,656	347,759
Pluralsight, Inc., Class A(b)	21,112	439,763
Proofpoint, Inc.(b)	2,784	323,696
PTC, Inc.(b)	4,698	358,833
Pure Storage, Inc., Class A(b)	21,955	386,628
Qorvo, Inc.(b)	3,310	346,689
QUALCOMM, Inc.	3,818	308,800
RealPage, Inc.(b)	4,821	326,960
RingCentral, Inc., Class A(b)	1,432	392,726
Sabre Corp.	30,933	215,603
salesforce.com, inc.(b)	1,807	315,846
ServiceNow, Inc.(b)	993	385,214
Skyworks Solutions, Inc.	3,163	374,942
Smartsheet, Inc., Class A(b)	6,931	399,641
SolarWinds Corp.(b)	17,391	318,081
Splunk, Inc.(b)	2,435	452,520
Square, Inc., Class A(b)	2,636	213,727
SS&C Technologies Holdings, Inc.	5,984	346,444
Switch, Inc., Class A	22,714	434,065
SYNNEX Corp.	2,968	316,537
Synopsys, Inc.(b)	2,143	387,690
Teradata Corp.(b)	13,405	287,001
Teradyne, Inc.	5,128	343,679
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	2,609	$309,793
Trade Desk, Inc. (The), Class A(b)(c)	1,154	359,540
Trimble, Inc.(b)	10,733	419,875
Twilio, Inc., Class A(b)	3,265	645,164
Tyler Technologies, Inc.(b)	953	357,670
Ubiquiti, Inc.	2,256	416,029
Universal Display Corp.	1,809	265,199
VeriSign, Inc.(b)	1,531	335,304
ViaSat, Inc.(b)	5,892	247,464
Visa, Inc., Class A	896	174,935
VMware, Inc., Class A(b)(c)	2,599	406,146
Western Digital Corp.	6,504	288,582
Western Union Co. (The)	6,825	136,637
WEX, Inc.(b)	1,204	178,288
Workday, Inc., Class A(b)	1,955	358,606
Xerox Holdings Corp.	12,163	193,148
Xilinx, Inc.	3,694	339,663
Zebra Technologies Corp., Class A(b)	1,792	468,285
Zendesk, Inc.(b)	4,237	363,323
Zscaler, Inc.(b)	6,469	634,544
		53,859,434
Materials-9.11%
Air Products and Chemicals, Inc.	2,682	648,105
Albemarle Corp.(c)	7,769	594,484
Alcoa Corp.(b)	66,912	616,259
AptarGroup, Inc.	5,328	593,486
Arconic Corp.(b)	6,434	93,100
Ardagh Group S.A.	43,222	520,393
Ashland Global Holdings, Inc.	9,729	653,400
Avery Dennison Corp.	4,830	534,536
Axalta Coating Systems Ltd.(b)	27,957	646,086
Ball Corp.	7,956	566,945
Berry Global Group, Inc.(b)	17,890	803,440
Cabot Corp.	17,741	633,708
Celanese Corp.	6,856	616,423
CF Industries Holdings, Inc.	20,571	604,170
Chemours Co. (The)	54,112	709,408
Corteva, Inc.	31,493	860,074
Crown Holdings, Inc.(b)	9,226	603,657
Domtar Corp.	21,861	445,964
Dow, Inc.	21,240	819,864
DuPont de Nemours, Inc.	15,103	766,175
Eagle Materials, Inc.	9,408	628,078
Eastman Chemical Co.	11,841	806,135
Ecolab, Inc.	3,054	649,219
Element Solutions, Inc.(b)	62,834	684,262
FMC Corp.	6,500	639,665
Freeport-McMoRan, Inc.	70,092	635,734
Graphic Packaging Holding Co.	40,534	586,527
Huntsman Corp.	35,112	637,283
International Flavors & Fragrances, Inc.	5,029	669,812
International Paper Co.	17,573	598,361
Linde PLC (United Kingdom)	3,181	643,644
LyondellBasell Industries N.V., Class A	10,917	696,068
Martin Marietta Materials, Inc.	2,715	521,524
Mosaic Co. (The)	51,862	627,012
NewMarket Corp.	1,390	606,221
Newmont Corp.	11,298	660,594
Nucor Corp.	15,810	668,131
O-I Glass, Inc.	78,795	603,570
Olin Corp.	52,960	637,109
Packaging Corp. of America	6,487	657,847

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
PPG Industries, Inc.	5,595	$568,844
Reliance Steel & Aluminum Co.	5,842	566,674
Royal Gold, Inc.	6,228	829,570
RPM International, Inc.	8,400	628,152
Scotts Miracle-Gro Co. (The)	5,426	773,585
Sealed Air Corp.	20,455	656,605
Sherwin-Williams Co. (The)	1,039	617,010
Silgan Holdings, Inc.	19,212	642,449
Sonoco Products Co.	11,348	587,940
Southern Copper Corp. (Peru)	18,924	686,941
Steel Dynamics, Inc.	26,830	712,605
United States Steel Corp.(c)	99,143	797,110
Valvoline, Inc.	49,265	904,013
Vulcan Materials Co.	4,681	507,046
W.R. Grace & Co.	11,539	602,336
Westlake Chemical Corp.	15,752	751,370
Westrock Co.	22,760	638,646
		36,657,369
Real Estate-2.80%
Alexandria Real Estate Equities, Inc.	1,033	158,793
American Campus Communities, Inc.	4,067	131,364
American Homes 4 Rent, Class A	5,437	137,230
American Tower Corp.	663	171,167
Americold Realty Trust	5,168	184,549
Apartment Investment & Management Co., Class A	3,280	120,934
Apple Hospitality REIT, Inc.	16,894	172,488
AvalonBay Communities, Inc.	774	120,752
Boston Properties, Inc.	1,254	107,819
Brandywine Realty Trust	13,314	128,480
Brixmor Property Group, Inc.	10,656	118,921
Brookfield Property REIT, Inc., Class A(c)	12,029	124,981
Camden Property Trust	1,619	148,252
CBRE Group, Inc., Class A(b)	3,172	139,504
Colony Capital, Inc.	69,282	139,257
Columbia Property Trust, Inc.	10,096	128,522
CoreSite Realty Corp.	1,463	182,612
Corporate Office Properties Trust	6,408	160,008
Cousins Properties, Inc.	5,199	161,793
Crown Castle International Corp.	981	168,889
CubeSmart	5,085	144,719
CyrusOne, Inc.	2,830	210,382
Digital Realty Trust, Inc.	1,107	158,921
Douglas Emmett, Inc.	4,566	134,058
Duke Realty Corp.	5,166	178,124
Empire State Realty Trust, Inc., Class A	14,826	98,296
EPR Properties	4,989	157,503
Equinix, Inc.	248	173,012
Equity Commonwealth	4,910	165,467
Equity LifeStyle Properties, Inc.	2,222	138,430
Equity Residential	2,003	121,302
Essex Property Trust, Inc.	539	130,853
Extra Space Storage, Inc.	1,459	141,158
Federal Realty Investment Trust	1,358	108,518
Gaming and Leisure Properties, Inc.	4,278	147,762
Healthcare Trust of America, Inc., Class A	5,051	133,700
Healthpeak Properties, Inc.	5,634	138,822
Highwoods Properties, Inc.	3,842	147,033
Host Hotels & Resorts, Inc.	13,434	160,402
Howard Hughes Corp. (The)(b)	1,841	93,247
Hudson Pacific Properties, Inc.	5,995	144,899
Invitation Homes, Inc.	5,494	144,492
	Shares	Value
Real Estate-(continued)
Iron Mountain, Inc.	5,308	$136,734
JBG SMITH Properties	4,691	139,463
Jones Lang LaSalle, Inc.	1,170	119,808
Kilroy Realty Corp.	2,381	136,003
Kimco Realty Corp.	11,106	123,388
Lamar Advertising Co., Class A	2,511	166,479
Life Storage, Inc.	1,457	142,028
Macerich Co. (The)(c)	10,354	70,511
Medical Properties Trust, Inc.	8,441	152,613
Mid-America Apartment Communities, Inc.	1,193	138,817
National Retail Properties, Inc.	3,238	101,641
Omega Healthcare Investors, Inc.	5,698	177,436
Outfront Media, Inc.	8,731	122,583
Paramount Group, Inc.	15,453	119,143
Park Hotels & Resorts, Inc.	16,296	160,190
Prologis, Inc.	1,998	182,817
Public Storage	736	149,217
Rayonier, Inc.	7,553	179,384
Realty Income Corp.	2,081	115,100
Regency Centers Corp.	2,749	117,630
Retail Properties of America, Inc., Class A	17,650	95,663
SBA Communications Corp., Class A	536	168,374
Service Properties Trust	15,226	102,775
Simon Property Group, Inc.	1,707	98,494
SITE Centers Corp.	20,094	113,933
SL Green Realty Corp.	2,351	99,024
Spirit Realty Capital, Inc.	3,927	111,645
STORE Capital Corp.	5,419	104,803
Sun Communities, Inc.	983	134,858
Taubman Centers, Inc.	2,999	123,979
UDR, Inc.	3,421	126,508
Ventas, Inc.	5,171	180,726
VEREIT, Inc.	22,456	123,059
VICI Properties, Inc.	8,700	170,694
Vornado Realty Trust	3,307	119,746
Weingarten Realty Investors	7,024	125,589
Welltower, Inc.	3,060	155,050
Weyerhaeuser Co.	7,556	152,556
WP Carey, Inc.	2,086	124,972
		11,260,848
Utilities-8.04%
AES Corp. (The)	64,203	801,895
Alliant Energy Corp.	16,237	801,458
Ameren Corp.	10,789	806,262
American Electric Power Co., Inc.	9,462	806,635
American Water Works Co., Inc.	6,628	841,756
Atmos Energy Corp.	8,264	849,374
Avangrid, Inc.	18,319	814,829
CenterPoint Energy, Inc.	52,597	935,175
CMS Energy Corp.	13,281	778,001
Consolidated Edison, Inc.	9,340	701,060
Dominion Energy, Inc.	10,979	933,325
DTE Energy Co.	8,589	923,919
Duke Energy Corp.	9,936	850,820
Edison International	14,923	867,176
Entergy Corp.	7,693	783,301
Essential Utilities, Inc.	21,320	932,963
Evergy, Inc.	14,282	881,057
Eversource Energy	9,452	791,132
Exelon Corp.	22,154	848,720
FirstEnergy Corp.	20,283	857,160
Hawaiian Electric Industries, Inc.	19,594	773,179

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
IDACORP, Inc.	9,389	$875,336
MDU Resources Group, Inc.	22,031	479,395
National Fuel Gas Co.	22,950	963,211
NextEra Energy, Inc.	3,748	957,839
NiSource, Inc.	32,544	775,524
NRG Energy, Inc.	29,938	1,079,265
OGE Energy Corp.	24,346	762,517
PG&E Corp.(b)	88,022	1,043,941
Pinnacle West Capital Corp.	9,755	759,915
PPL Corp.	29,353	820,123
Public Service Enterprise Group, Inc.	17,541	895,293
Sempra Energy	7,510	948,588
Southern Co. (The)	14,973	854,509
UGI Corp.	26,066	829,941
Vistra Energy Corp.	54,696	1,117,986
WEC Energy Group, Inc.	8,540	783,374
Xcel Energy, Inc.	12,763	829,978
		32,355,932
Total Common Stocks & Other Equity Interests (Cost $445,245,848)		401,739,695
	Shares	Value
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $115,388)	115,388	$115,388
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $445,361,236)		401,855,083
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.27%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $17,185,209)	17,185,209	17,185,209
TOTAL INVESTMENTS IN SECURITIES-104.16% (Cost $462,546,445)		419,040,292
OTHER ASSETS LESS LIABILITIES-(4.16)%		(16,755,058)
NET ASSETS-100.00%		$402,285,234

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Ltd.	$192,215	$92,169	$(51,720)	$(96,569)	$(16,792)	$119,303	$11,354
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	10,550,040	(10,434,652)	-	-	115,388	2,570
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	9,793,835	68,810,438	(78,604,273)	-	-	-	104,484
Invesco Liquid Assets Portfolio, Institutional Class*	3,517,256	18,320,645	(21,836,667)	-	(1,234)	-	15,883
Invesco Private Government Fund	-	47,967,187	(30,781,978)	-	-	17,185,209	215
Total	$13,503,306	$145,740,479	$(141,709,290)	$(96,569)	$(18,026)	$17,419,900	$134,506

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-6.97%
Activision Blizzard, Inc.	467	$33,615
Alphabet, Inc., Class A(b)	10	14,335
Alphabet, Inc., Class C(b)	10	14,289
Altice USA, Inc., Class A(b)	1,023	26,312
AMC Networks, Inc., Class A(b)	669	18,913
AT&T, Inc.	659	20,337
Cable One, Inc.	17	32,077
Charter Communications, Inc., Class A(b)	55	29,920
Cinemark Holdings, Inc.	741	11,137
Comcast Corp., Class A	579	22,928
IAC/InterActiveCorp.(b)	117	31,633
Interpublic Group of Cos., Inc. (The)	1,158	19,813
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	183	6,680
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	345	12,582
Live Nation Entertainment, Inc.(b)	370	18,189
Match Group, Inc.(b)(c)	369	32,856
New York Times Co. (The), Class A	807	31,659
Omnicom Group, Inc.	327	17,916
Sinclair Broadcast Group, Inc., Class A(c)	752	14,055
Sirius XM Holdings, Inc.	3,636	21,162
Take-Two Interactive Software, Inc.(b)	207	28,187
Telephone & Data Systems, Inc.	1,052	21,555
T-Mobile US, Inc.(b)	324	32,413
Twitter, Inc.(b)	835	25,860
United States Cellular Corp.(b)	741	23,349
Verizon Communications, Inc.	416	23,870
Walt Disney Co. (The)	169	19,824
Zynga, Inc., Class A(b)	4,087	37,396
		642,862
Consumer Discretionary-11.77%
Advance Auto Parts, Inc.	165	22,988
AutoNation, Inc.(b)	501	19,780
AutoZone, Inc.(b)	22	25,253
Booking Holdings, Inc.(b)	14	22,952
Bright Horizons Family Solutions, Inc.(b)	167	18,684
Burlington Stores, Inc.(b)	115	24,112
CarMax, Inc.(b)	261	22,981
Choice Hotels International, Inc.	261	21,097
Columbia Sportswear Co.	274	20,018
D.R. Horton, Inc.	454	25,106
Darden Restaurants, Inc.	218	16,755
Dollar General Corp.	165	31,599
Domino’s Pizza, Inc.	88	33,954
Dunkin’ Brands Group, Inc.	329	21,013
Expedia Group, Inc.	243	19,314
Five Below, Inc.(b)	217	22,709
Gap, Inc. (The)	1,555	13,840
Garmin Ltd.	264	23,805
Gentex Corp.	897	23,717
Genuine Parts Co.	243	20,269
Graham Holdings Co., Class B	40	14,329
Grand Canyon Education, Inc.(b)	291	28,399
H&R Block, Inc.	1,071	18,207
Hilton Worldwide Holdings, Inc.	246	19,510
Home Depot, Inc. (The)	117	29,072
Hyatt Hotels Corp., Class A(c)	315	17,353
Kohl’s Corp.	537	10,321
Lennar Corp., Class A	411	24,849
Lennar Corp., Class B	20	898
Macy’s, Inc.(c)	1,719	10,933
McDonald’s Corp.	129	24,035
	Shares	Value
Consumer Discretionary-(continued)
NIKE, Inc., Class B	267	$26,321
Nordstrom, Inc.(c)	669	10,791
NVR, Inc.(b)	7	22,551
O’Reilly Automotive, Inc.(b)	57	23,783
Planet Fitness, Inc., Class A(b)	351	22,685
Pool Corp.	122	32,820
PulteGroup, Inc.	651	22,114
Ross Stores, Inc.	225	21,816
Service Corp. International	578	22,791
Six Flags Entertainment Corp.	585	13,443
Starbucks Corp.	295	23,007
Target Corp.	201	24,588
TJX Cos., Inc. (The)	423	22,318
Toll Brothers, Inc.	629	20,323
Tractor Supply Co.	267	32,579
Urban Outfitters, Inc.(b)	993	16,821
Wendy’s Co. (The)	1,193	25,363
Williams-Sonoma, Inc.	369	30,705
Yum! Brands, Inc.	257	23,061
		1,085,732
Consumer Staples-9.11%
Altria Group, Inc.	513	20,033
Brown-Forman Corp., Class A	76	4,511
Brown-Forman Corp., Class B	303	19,977
Campbell Soup Co.	519	26,459
Casey’s General Stores, Inc.	146	23,321
Church & Dwight Co., Inc.	363	27,250
Clorox Co. (The)	169	34,856
Coca-Cola Co. (The)	472	22,033
Colgate-Palmolive Co.	371	26,834
Costco Wholesale Corp.	85	26,220
Energizer Holdings, Inc.(c)	505	22,159
Estee Lauder Cos., Inc. (The), Class A	127	25,079
Flowers Foods, Inc.	1,178	27,789
General Mills, Inc.	477	30,070
Herbalife Nutrition Ltd.(b)	563	24,682
Hershey Co. (The)	167	22,659
Hormel Foods Corp.	563	27,491
JM Smucker Co. (The)	237	27,001
Kellogg Co.	381	24,883
Kimberly-Clark Corp.	183	25,883
Kroger Co. (The)	925	30,173
Lamb Weston Holdings, Inc.	303	18,198
McCormick & Co., Inc.	147	25,748
Molson Coors Beverage Co., Class B	495	18,790
Mondelez International, Inc., Class A	472	24,601
Nu Skin Enterprises, Inc., Class A	677	25,171
PepsiCo, Inc.	183	24,074
Post Holdings, Inc.(b)	234	20,372
Procter & Gamble Co. (The)	205	23,764
Seaboard Corp.	6	17,640
Sprouts Farmers Market, Inc.(b)	1,266	31,815
Sysco Corp.	315	17,375
Tyson Foods, Inc., Class A	281	17,265
US Foods Holding Corp.(b)	618	11,828
Walgreens Boots Alliance, Inc.	429	18,421
Walmart, Inc.	211	26,177
		840,602
Energy-1.49%
Antero Resources Corp.(b)(c)	11,619	34,741
Cabot Oil & Gas Corp.	1,585	31,447

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
Chevron Corp.	216	$19,807
ConocoPhillips	418	17,631
Kinder Morgan, Inc.	1,299	20,524
ONEOK, Inc.	357	13,098
		137,248
Financials-12.80%
Aflac, Inc.	483	17,615
Alleghany Corp.	32	16,419
Allstate Corp. (The)	228	22,301
American Express Co.	218	20,725
American Financial Group, Inc.	229	13,795
American International Group, Inc.	495	14,880
American National Insurance Co.	221	16,608
Aon PLC, Class A	125	24,619
Arch Capital Group Ltd.(b)	615	17,355
Arthur J. Gallagher & Co.	272	25,644
Assurant, Inc.	195	20,003
Assured Guaranty Ltd.	513	13,302
AXIS Capital Holdings Ltd.	435	16,330
Berkshire Hathaway, Inc., Class B(b)	115	21,342
Brown & Brown, Inc.	677	27,215
Cboe Global Markets, Inc.	212	22,570
Charles Schwab Corp. (The)	523	18,781
Chimera Investment Corp.(c)	1,253	10,412
Chubb Ltd.	165	20,120
Cincinnati Financial Corp.	240	14,148
CME Group, Inc., Class A	123	22,460
CNA Financial Corp.	593	17,926
Commerce Bancshares, Inc.(c)	399	25,428
Credit Acceptance Corp.(b)(c)	59	21,819
Erie Indemnity Co., Class A	150	27,036
Everest Re Group Ltd.	93	18,452
FactSet Research Systems, Inc.	95	29,213
Franklin Resources, Inc.	944	17,813
Globe Life, Inc.	252	19,409
Hanover Insurance Group, Inc. (The)	192	19,267
Hartford Financial Services Group, Inc. (The)	417	15,967
Interactive Brokers Group, Inc., Class A	536	22,700
Intercontinental Exchange, Inc.	268	26,063
Loews Corp.	512	17,019
LPL Financial Holdings, Inc.	279	19,918
Markel Corp.(b)	23	20,641
MarketAxess Holdings, Inc.	64	32,550
Marsh & McLennan Cos., Inc.	235	24,891
Mercury General Corp.	512	20,598
MFA Financial, Inc.	3,252	5,496
Morningstar, Inc.	165	25,298
Nasdaq, Inc.	238	28,193
Old Republic International Corp.	1,125	17,539
Progressive Corp. (The)	354	27,499
Reinsurance Group of America, Inc.	154	13,976
RenaissanceRe Holdings Ltd. (Bermuda)	135	22,661
S&P Global, Inc.	95	30,877
Santander Consumer USA Holdings, Inc.(c)	1,109	18,332
Starwood Property Trust, Inc.	1,017	13,485
T. Rowe Price Group, Inc.	207	25,026
TFS Financial Corp.	1,316	20,280
Travelers Cos., Inc. (The)	185	19,791
Virtu Financial, Inc., Class A	1,543	36,801
W.R. Berkley Corp.	369	21,384
Wells Fargo & Co.	471	12,467
	Shares	Value
Financials-(continued)
White Mountains Insurance Group Ltd.	23	$21,058
Willis Towers Watson PLC	131	26,580
		1,180,097
Health Care-13.46%
Abbott Laboratories	296	28,096
AbbVie, Inc.	288	26,689
ABIOMED, Inc.(b)	129	28,883
AmerisourceBergen Corp.	284	27,077
Amgen, Inc.	110	25,267
Anthem, Inc.	87	25,588
Baxter International, Inc.	309	27,813
Becton, Dickinson and Co.	98	24,199
Boston Scientific Corp.(b)	585	22,224
Bristol-Myers Squibb Co.	432	25,799
Centene Corp.(b)	693	45,911
Cerner Corp.	358	26,098
Chemed Corp.	58	27,754
Cigna Corp.	127	25,060
Cooper Cos., Inc. (The)	81	25,675
CVS Health Corp.	339	22,228
Danaher Corp.	171	28,490
DENTSPLY SIRONA, Inc.	438	20,376
Edwards Lifesciences Corp.(b)	102	22,921
Eli Lilly and Co.	212	32,425
Henry Schein, Inc.(b)	363	22,041
Horizon Therapeutics PLC(b)	776	39,367
Humana, Inc.	73	29,977
IDEXX Laboratories, Inc.(b)	100	30,888
Incyte Corp.(b)	267	27,210
Insulet Corp.(b)	140	26,400
Ionis Pharmaceuticals, Inc.(b)	394	22,147
Johnson & Johnson	180	26,775
Laboratory Corp. of America Holdings(b)	147	25,772
Masimo Corp.(b)	162	38,911
Medtronic PLC	225	22,181
Merck & Co., Inc.	284	22,924
Neurocrine Biosciences, Inc.(b)	213	26,574
Pfizer, Inc.	671	25,626
Premier, Inc., Class A(b)	651	22,648
Quest Diagnostics, Inc.	237	28,032
ResMed, Inc.	167	26,857
STERIS PLC	165	27,372
Stryker Corp.	123	24,075
Teleflex, Inc.	71	25,763
Thermo Fisher Scientific, Inc.	80	27,935
UnitedHealth Group, Inc.	90	27,437
Varian Medical Systems, Inc.(b)	180	21,850
Vertex Pharmaceuticals, Inc.(b)	112	32,252
Waters Corp.(b)	111	22,183
Zoetis, Inc.	209	29,133
		1,240,903
Industrials-6.05%
AMERCO	73	23,543
Boeing Co. (The)	75	10,939
C.H. Robinson Worldwide, Inc.	333	27,016
Cintas Corp.	99	24,548
Copa Holdings S.A., Class A (Panama)	248	10,877
Copart, Inc.(b)	289	25,834
Graco, Inc.	525	25,310
HD Supply Holdings, Inc.(b)	638	20,231
HEICO Corp.	81	8,162

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
HEICO Corp., Class A	159	$13,348
Hexcel Corp.	321	11,617
IHS Markit Ltd.	345	23,964
J.B. Hunt Transport Services, Inc.	228	27,285
Jacobs Engineering Group, Inc.	293	24,618
KAR Auction Services, Inc.	1,204	17,277
L3Harris Technologies, Inc.	130	25,928
Lennox International, Inc.	99	21,170
Northrop Grumman Corp.	73	24,470
Republic Services, Inc.	290	24,783
Rollins, Inc.	724	30,263
Roper Technologies, Inc.	73	28,747
Spirit AeroSystems Holdings, Inc., Class A	303	6,566
Toro Co. (The)	320	22,742
Verisk Analytics, Inc.	172	29,701
Waste Management, Inc.	222	23,699
Watsco, Inc.	141	25,085
		557,723
Information Technology-10.94%
Accenture PLC, Class A	126	25,404
Akamai Technologies, Inc.(b)	293	30,999
Amdocs Ltd.	369	22,974
Automatic Data Processing, Inc.	149	21,827
Black Knight, Inc.(b)	405	31,177
Booz Allen Hamilton Holding Corp.	348	27,756
Broadcom, Inc.	81	23,593
Broadridge Financial Solutions, Inc.	208	25,189
CACI International, Inc., Class A(b)	107	26,833
CDW Corp.	189	20,962
Ciena Corp.(b)	687	37,964
Citrix Systems, Inc.	226	33,475
Dell Technologies, Inc., Class C(b)	528	26,210
Dolby Laboratories, Inc., Class A	381	23,138
Euronet Worldwide, Inc.(b)	165	15,630
Fidelity National Information Services, Inc.	189	26,239
Fiserv, Inc.(b)	223	23,810
FleetCor Technologies, Inc.(b)	82	19,991
Genpact Ltd.	630	22,649
Global Payments, Inc.	145	26,026
GoDaddy, Inc., Class A(b)	377	29,123
Intel Corp.	451	28,381
Intuit, Inc.	99	28,742
Jack Henry & Associates, Inc.	166	30,023
Juniper Networks, Inc.	1,030	24,988
Mastercard, Inc., Class A	89	26,779
Microsoft Corp.	170	31,153
Motorola Solutions, Inc.	152	20,570
National Instruments Corp.	608	23,542
NCR Corp.(b)	777	14,025
Nuance Communications, Inc.(b)	1,454	33,268
Paychex, Inc.	298	21,539
PayPal Holdings, Inc.(b)	242	37,512
Sabre Corp.	1,119	7,799
salesforce.com, inc.(b)	163	28,491
Switch, Inc., Class A	1,669	31,895
Tyler Technologies, Inc.(b)	88	33,027
Visa, Inc., Class A	139	27,138
Western Union Co. (The)	939	18,799
		1,008,640
Materials-4.17%
Air Products and Chemicals, Inc.	110	26,581
	Shares	Value
Materials-(continued)
AptarGroup, Inc.	228	$25,397
Ball Corp.	387	27,578
CF Industries Holdings, Inc.	573	16,829
Ecolab, Inc.	139	29,549
International Flavors & Fragrances, Inc.(c)	179	23,841
Linde PLC (United Kingdom)	126	25,495
Martin Marietta Materials, Inc.	93	17,864
NewMarket Corp.	52	22,679
Newmont Corp.	645	37,713
PPG Industries, Inc.	198	20,131
Royal Gold, Inc.	218	29,037
Sonoco Products Co.	423	21,916
Valvoline, Inc.	1,116	20,478
Vulcan Materials Co.	177	19,173
W.R. Grace & Co.	387	20,201
		384,462
Real Estate-14.28%
Alexandria Real Estate Equities, Inc.	157	24,134
American Campus Communities, Inc.	525	16,958
American Homes 4 Rent, Class A	946	23,877
American Tower Corp.	119	30,722
Americold Realty Trust	683	24,390
Apartment Investment & Management Co., Class A	480	17,698
Apple Hospitality REIT, Inc.	1,565	15,979
AvalonBay Communities, Inc.	117	18,253
Boston Properties, Inc.	183	15,734
Brandywine Realty Trust	1,629	15,720
Camden Property Trust	226	20,695
Columbia Property Trust, Inc.	1,223	15,569
CoreSite Realty Corp.	221	27,585
Corporate Office Properties Trust	867	21,649
Cousins Properties, Inc.	633	19,699
Crown Castle International Corp.	187	32,194
CubeSmart	831	23,650
Digital Realty Trust, Inc.	212	30,435
Douglas Emmett, Inc.	573	16,823
Duke Realty Corp.	730	25,170
Empire State Realty Trust, Inc., Class A	1,788	11,854
EPR Properties	362	11,428
Equinix, Inc.	45	31,393
Equity Commonwealth	779	26,252
Equity LifeStyle Properties, Inc.	346	21,556
Equity Residential	303	18,350
Essex Property Trust, Inc.	81	19,664
Extra Space Storage, Inc.	237	22,930
Federal Realty Investment Trust	190	15,183
Gaming and Leisure Properties, Inc.	600	20,724
Healthcare Trust of America, Inc., Class A	849	22,473
Healthpeak Properties, Inc.	743	18,308
Highwoods Properties, Inc.	529	20,245
Host Hotels & Resorts, Inc.	1,419	16,943
Hudson Pacific Properties, Inc.	696	16,822
Invitation Homes, Inc.	828	21,776
Iron Mountain, Inc.	789	20,325
JBG SMITH Properties	645	19,176
Kilroy Realty Corp.	299	17,079
Kimco Realty Corp.	1,179	13,099
Lamar Advertising Co., Class A	309	20,487
Life Storage, Inc.	231	22,518
Macerich Co. (The)	933	6,354
Medical Properties Trust, Inc.	1,215	21,967
Mid-America Apartment Communities, Inc.	187	21,759

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
National Retail Properties, Inc.	459	$14,408
Omega Healthcare Investors, Inc.	600	18,684
Outfront Media, Inc.	1,009	14,166
Paramount Group, Inc.	1,814	13,986
Public Storage	118	23,923
Realty Income Corp.	333	18,418
Regency Centers Corp.	393	16,816
Retail Properties of America, Inc., Class A	1,779	9,642
SBA Communications Corp., Class A	108	33,926
Service Properties Trust	1,077	7,270
Simon Property Group, Inc.	165	9,521
SITE Centers Corp.	1,727	9,792
SL Green Realty Corp.	297	12,510
Spirit Realty Capital, Inc.	477	13,561
STORE Capital Corp.	627	12,126
Sun Communities, Inc.	159	21,813
Taubman Centers, Inc.	801	33,113
UDR, Inc.	534	19,747
Ventas, Inc.	441	15,413
VICI Properties, Inc.	1,046	20,523
Vornado Realty Trust	393	14,231
Weingarten Realty Investors	783	14,000
Welltower, Inc.	309	15,657
WP Carey, Inc.	308	18,452
		1,317,297
Utilities-8.89%
AES Corp. (The)	1,323	16,524
Alliant Energy Corp.	475	23,446
Ameren Corp.	344	25,707
American Electric Power Co., Inc.	275	23,444
American Water Works Co., Inc.	206	26,162
Atmos Energy Corp.	235	24,153
Avangrid, Inc.	513	22,818
CenterPoint Energy, Inc.	1,013	18,011
CMS Energy Corp.	411	24,076
Consolidated Edison, Inc.	291	21,842
Dominion Energy, Inc.	305	25,928
DTE Energy Co.	204	21,944
Duke Energy Corp.	282	24,148
Entergy Corp.	214	21,790
Essential Utilities, Inc.	560	24,506
Evergy, Inc.	401	24,738
Eversource Energy	303	25,361
Exelon Corp.	567	21,722
	Shares	Value
Utilities-(continued)
FirstEnergy Corp.	525	$22,187
Hawaiian Electric Industries, Inc.	573	22,611
IDACORP, Inc.	240	22,375
MDU Resources Group, Inc.	873	18,997
National Fuel Gas Co.	558	23,419
NextEra Energy, Inc.	109	27,856
NiSource, Inc.	967	23,044
NRG Energy, Inc.	639	23,036
OGE Energy Corp.	603	18,886
Pinnacle West Capital Corp.	289	22,513
PPL Corp.	728	20,340
Public Service Enterprise Group, Inc.	429	21,896
Sempra Energy	173	21,852
Southern Co. (The)	405	23,113
UGI Corp.	585	18,626
Vistra Energy Corp.	999	20,420
WEC Energy Group, Inc.	282	25,868
Xcel Energy, Inc.	411	26,727
		820,086
Total Common Stocks & Other Equity Interests (Cost $10,307,602)		9,215,652
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $1,363)	1,363	1,363
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $10,308,965)		9,217,015
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.50%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $230,398)	230,398	230,398
TOTAL INVESTMENTS IN SECURITIES-102.44% (Cost $10,539,363)		9,447,413
OTHER ASSETS LESS LIABILITIES-(2.44)%		(225,085)
NET ASSETS-100.00%		$9,222,328

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$58,684	$1,735,274	$(1,792,595)	$-	$-	$1,363	$734
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,337,605	10,345,816	(11,683,421)	-	-	-	10,708
Invesco Liquid Assets Portfolio, Institutional Class*	445,868	2,756,233	(3,201,931)	-	(170)	-	2,020
Invesco Private Government Fund	-	860,553	(630,155)	-	-	230,398	3
Total	$1,842,157	$15,697,876	$(17,308,102)	$-	$(170)	$231,761	$13,465

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Enhanced Value ETF (SPVU)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.53%
Communication Services-6.26%
AT&T, Inc.	123,372	$3,807,260
DISH Network Corp., Class A(b)	6,859	217,087
News Corp., Class A	9,804	120,099
ViacomCBS, Inc., Class B	11,139	231,023
		4,375,469
Consumer Discretionary-9.02%
Best Buy Co., Inc.	6,468	505,086
BorgWarner, Inc.	6,035	194,025
Carnival Corp.	12,889	202,873
D.R. Horton, Inc.	8,584	474,695
Ford Motor Co.	178,705	1,020,406
Gap, Inc. (The)	11,115	98,924
General Motors Co.	71,922	1,861,341
Hanesbrands, Inc.	10,668	105,186
Kohl’s Corp.	7,691	147,821
L Brands, Inc.	9,353	151,425
Lennar Corp., Class A	10,686	646,076
Mohawk Industries, Inc.(b)	1,881	175,309
Nordstrom, Inc.(c)	3,710	59,842
PulteGroup, Inc.	6,804	231,132
PVH Corp.	2,661	120,996
Whirlpool Corp.	2,608	317,707
		6,312,844
Consumer Staples-5.65%
Archer-Daniels-Midland Co.	23,383	919,186
Kroger Co. (The)	31,240	1,019,049
Molson Coors Beverage Co., Class B	5,492	208,476
Tyson Foods, Inc., Class A	7,896	485,130
Walgreens Boots Alliance, Inc.	30,743	1,320,104
		3,951,945
Energy-9.87%
Baker Hughes Co., Class A	26,937	444,730
Concho Resources, Inc.	6,695	365,011
ConocoPhillips	32,707	1,379,581
Devon Energy Corp.	14,843	160,453
Diamondback Energy, Inc.	4,961	211,239
Halliburton Co.	22,258	261,532
HollyFrontier Corp.	6,780	213,231
Marathon Oil Corp.	28,865	154,139
Marathon Petroleum Corp.	33,914	1,191,738
Phillips 66	17,654	1,381,602
Valero Energy Corp.	17,103	1,139,744
		6,903,000
Financials-36.74%
Aflac, Inc.	20,050	731,224
Allstate Corp. (The)	9,724	951,104
American International Group, Inc.	32,163	966,820
Assurant, Inc.	1,558	159,820
Bank of America Corp.	138,919	3,350,726
Bank of New York Mellon Corp. (The)	22,532	837,514
Capital One Financial Corp.	17,747	1,207,506
Citigroup, Inc.	61,862	2,963,808
Citizens Financial Group, Inc.	15,947	384,323
Comerica, Inc.	4,413	160,413
Fifth Third Bancorp	22,748	441,084
Franklin Resources, Inc.	7,944	149,903
Goldman Sachs Group, Inc. (The)	11,070	2,175,144
Hartford Financial Services Group, Inc. (The)	10,739	411,196
Invesco Ltd.(d)	13,866	110,512
	Shares	Value
Financials-(continued)
KeyCorp	26,162	$310,020
Lincoln National Corp.	8,836	335,150
Loews Corp.	8,785	292,013
MetLife, Inc.	41,564	1,496,720
Morgan Stanley	40,209	1,777,238
People’s United Financial, Inc.	13,402	153,453
Principal Financial Group, Inc.	9,737	376,043
Prudential Financial, Inc.	20,392	1,243,096
Regions Financial Corp.	29,948	338,712
State Street Corp.	8,937	544,800
Synchrony Financial	18,368	374,156
Travelers Cos., Inc. (The)	7,377	789,191
Unum Group	11,593	175,634
Wells Fargo & Co.	88,092	2,331,795
Zions Bancorporation N.A.	4,830	158,931
		25,698,049
Health Care-14.36%
AmerisourceBergen Corp.	4,870	464,306
Anthem, Inc.	6,898	2,028,771
Centene Corp.(b)	16,497	1,092,926
Cigna Corp.	13,675	2,698,351
CVS Health Corp.	53,317	3,495,996
Mylan N.V.(b)	15,359	262,178
		10,042,528
Industrials-4.61%
Alaska Air Group, Inc.	3,367	115,118
American Airlines Group, Inc.(c)	17,218	180,789
Delta Air Lines, Inc.	20,808	524,570
Johnson Controls International PLC	26,184	822,439
PACCAR, Inc.	8,712	643,468
Quanta Services, Inc.	5,285	195,175
Textron, Inc.	7,258	224,780
United Airlines Holdings, Inc.(b)	9,351	262,202
United Rentals, Inc.(b)	1,839	255,419
		3,223,960
Information Technology-3.98%
Alliance Data Systems Corp.	1,168	54,113
Hewlett Packard Enterprise Co.	30,734	298,427
HP, Inc.	49,597	750,899
Micron Technology, Inc.(b)	33,204	1,590,804
Xerox Holdings Corp.	5,716	90,770
		2,785,013
Materials-7.43%
Corteva, Inc.	30,643	836,860
DuPont de Nemours, Inc.	23,587	1,196,569
Eastman Chemical Co.	3,639	247,743
International Paper Co.	10,769	366,684
LyondellBasell Industries N.V., Class A	7,132	454,736
Mosaic Co. (The)	11,467	138,636
Newmont Corp.	20,050	1,172,324
Nucor Corp.	10,797	456,281
Westrock Co.	11,761	330,014
		5,199,847
Real Estate-0.21%
Vornado Realty Trust	4,134	149,692
Utilities-1.40%
Exelon Corp.	25,625	981,694
Total Common Stocks & Other Equity Interests (Cost $88,673,537)		69,624,041

Invesco S&P 500 Enhanced Value ETF (SPVU)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $64,074)	64,074	$64,074
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $88,737,611)		69,688,115
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.34%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $236,101)	236,101	236,101
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $88,973,712)		69,924,216
OTHER ASSETS LESS LIABILITIES-0.04%		31,479
NET ASSETS-100.00%		$69,955,695
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Ltd.	$142,116	$127,037	$(43,752)	$(111,156)	$(3,733)	$110,512	$9,332
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,609,714	(2,545,640)	-	-	64,074	604
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	235,178	3,333,195	(3,568,373)	-	-	-	2,145
Invesco Liquid Assets Portfolio, Institutional Class*	78,393	962,142	(1,040,440)	-	(95)	-	150
Invesco Private Government Fund	-	956,428	(720,327)	-	-	236,101	4
Total	$455,687	$7,988,516	$(7,918,532)	$(111,156)	$(3,828)	$410,687	$12,235

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-8.96%
Activision Blizzard, Inc.	8,202	$590,380
Alphabet, Inc., Class C(b)	476	680,166
AT&T, Inc.	24,225	747,583
Charter Communications, Inc., Class A(b)	1,453	790,432
Comcast Corp., Class A	18,843	746,183
Electronic Arts, Inc.(b)	5,677	697,590
Facebook, Inc., Class A(b)	2,839	639,030
Omnicom Group, Inc.	11,235	615,566
T-Mobile US, Inc.(b)	7,277	727,991
		6,234,921
Consumer Discretionary-6.32%
Amazon.com, Inc.(b)	324	791,328
eBay, Inc.	17,361	790,620
Garmin Ltd.	8,560	771,855
McDonald’s Corp.	3,380	629,762
NIKE, Inc., Class B	6,943	684,441
Tractor Supply Co.	6,015	733,950
		4,401,956
Consumer Staples-9.14%
Altria Group, Inc.	18,906	738,279
Archer-Daniels-Midland Co.	18,844	740,758
Coca-Cola Co. (The)	16,684	778,809
Estee Lauder Cos., Inc. (The), Class A	3,432	677,717
Kroger Co. (The)	21,377	697,318
Molson Coors Beverage Co., Class B	16,038	608,802
Mondelez International, Inc., Class A	14,209	740,573
Monster Beverage Corp.(b)	10,697	769,221
Philip Morris International, Inc.	8,263	606,174
		6,357,651
Financials-10.94%
Allstate Corp. (The)	5,824	569,645
Aon PLC, Class A	3,576	704,293
Arthur J. Gallagher & Co.	7,635	719,828
Berkshire Hathaway, Inc., Class B(b)	4,328	803,190
Cboe Global Markets, Inc.	6,183	658,242
Chubb Ltd.	6,089	742,493
Intercontinental Exchange, Inc.	7,066	687,169
Marsh & McLennan Cos., Inc.	6,805	720,786
Progressive Corp. (The)	8,599	667,970
Willis Towers Watson PLC	3,425	694,932
Zions Bancorporation N.A.	19,510	641,977
		7,610,525
Health Care-26.15%
Abbott Laboratories	7,227	685,987
AbbVie, Inc.	7,527	697,527
Agilent Technologies, Inc.	7,976	703,005
Amgen, Inc.	2,820	647,754
Becton, Dickinson and Co.	2,661	657,081
Boston Scientific Corp.(b)	16,660	632,913
Bristol-Myers Squibb Co.	13,314	795,112
Cooper Cos., Inc. (The)	2,242	710,669
CVS Health Corp.	10,519	689,731
Danaher Corp.	4,457	742,581
DENTSPLY SIRONA, Inc.	15,688	729,806
Gilead Sciences, Inc.	8,414	654,862
Henry Schein, Inc.(b)	12,410	753,535
Hologic, Inc.(b)	11,266	597,098
IDEXX Laboratories, Inc.(b)	2,207	681,698
Incyte Corp.(b)	6,347	646,823
	Shares	Value
Health Care-(continued)
Johnson & Johnson	5,154	$766,657
Merck & Co., Inc.	9,881	797,594
Mettler-Toledo International, Inc.(b)	836	664,620
PerkinElmer, Inc.	7,476	751,114
Pfizer, Inc.	19,762	754,711
Quest Diagnostics, Inc.	5,844	691,228
Thermo Fisher Scientific, Inc.	1,990	694,888
Vertex Pharmaceuticals, Inc.(b)	2,248	647,334
Waters Corp.(b)	3,568	713,065
Zoetis, Inc.	4,957	690,956
		18,198,349
Industrials-25.24%
3M Co.	4,505	704,762
A.O. Smith Corp.	15,544	738,340
Allegion PLC	6,020	600,194
C.H. Robinson Worldwide, Inc.	10,322	837,424
Caterpillar, Inc.	5,444	653,988
Expeditors International of Washington, Inc.	10,043	766,984
General Dynamics Corp.	5,515	809,767
Honeywell International, Inc.	4,469	651,804
Huntington Ingalls Industries, Inc.	3,379	675,428
IDEX Corp.	4,360	694,853
J.B. Hunt Transport Services, Inc.	5,937	710,481
Jacobs Engineering Group, Inc.	7,859	660,313
Johnson Controls International PLC	22,189	696,957
L3Harris Technologies, Inc.	3,317	661,576
Lockheed Martin Corp.	1,653	642,091
Northrop Grumman Corp.	1,920	643,584
PACCAR, Inc.	9,730	718,658
Republic Services, Inc.	9,257	791,103
Rollins, Inc.	16,399	685,478
Roper Technologies, Inc.	1,726	679,699
Trane Technologies PLC	7,515	677,928
Union Pacific Corp.	3,754	637,654
United Parcel Service, Inc., Class B	7,014	699,366
Verisk Analytics, Inc.	4,169	719,903
Waste Management, Inc.	7,566	807,671
		17,566,006
Information Technology-10.26%
Accenture PLC, Class A	3,454	696,395
Akamai Technologies, Inc.(b)	6,757	714,891
Amphenol Corp., Class A	7,083	683,934
Automatic Data Processing, Inc.	4,003	586,399
F5 Networks, Inc.(b)	4,412	639,387
International Business Machines Corp.	5,092	635,991
Juniper Networks, Inc.	30,170	731,924
Microsoft Corp.	3,202	586,767
Motorola Solutions, Inc.	4,311	583,408
Visa, Inc., Class A	3,237	631,992
Western Union Co. (The)	32,482	650,290
		7,141,378
Materials-2.05%
Linde PLC (United Kingdom)	3,664	741,374
PPG Industries, Inc.	6,765	687,797
		1,429,171

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Real Estate-0.87%
Alexandria Real Estate Equities, Inc.	3,958	$608,424
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $66,652,249)		69,548,381
OTHER ASSETS LESS LIABILITIES-0.07%		46,309
NET ASSETS-100.00%		$69,594,690
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$908,778	$5,811,389	$(6,720,167)	$-	$-	$-	$4,395
Invesco Liquid Assets Portfolio, Institutional Class*	302,009	1,939,686	(2,241,447)	-	(248)	-	1,294
Total	$1,210,787	$7,751,075	$(8,961,614)	$-	$(248)	$-	$5,689

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-2.26%
DISH Network Corp., Class A(b)	34,163	$1,081,259
ViacomCBS, Inc., Class B	49,259	1,021,632
		2,102,891
Consumer Discretionary-18.48%
Aptiv PLC	11,982	902,844
Carnival Corp.	76,039	1,196,854
Darden Restaurants, Inc.	12,613	969,435
Gap, Inc. (The)	118,458	1,054,276
Harley-Davidson, Inc.	43,987	938,683
Kohl’s Corp.	45,078	866,399
L Brands, Inc.	72,006	1,165,777
Leggett & Platt, Inc.	28,260	864,473
LKQ Corp.(b)	30,609	840,523
MGM Resorts International	67,775	1,164,375
Nordstrom, Inc.(c)	48,909	788,902
Norwegian Cruise Line Holdings Ltd.(b)(c)	90,279	1,413,769
PVH Corp.	22,111	1,005,387
Royal Caribbean Cruises Ltd.	24,851	1,289,021
Tapestry, Inc.	69,638	947,077
Whirlpool Corp.	7,442	906,585
Wynn Resorts Ltd.	10,754	895,593
		17,209,973
Energy-17.14%
Apache Corp.	84,303	909,629
Baker Hughes Co., Class A	60,619	1,000,820
Chevron Corp.	8,130	745,521
ConocoPhillips	19,023	802,390
Devon Energy Corp.	76,133	822,998
Diamondback Energy, Inc.	19,022	809,957
Halliburton Co.	98,609	1,158,656
Hess Corp.	16,520	784,204
Marathon Oil Corp.	131,502	702,221
Marathon Petroleum Corp.	29,289	1,029,215
National Oilwell Varco, Inc.	71,649	893,463
Noble Energy, Inc.	107,121	935,166
Occidental Petroleum Corp.	64,016	829,007
ONEOK, Inc.	29,080	1,066,945
Pioneer Natural Resources Co.	9,838	901,161
Schlumberger Ltd.	48,734	900,117
TechnipFMC PLC (United Kingdom)	109,561	810,751
Valero Energy Corp.	12,832	855,125
		15,957,346
Financials-31.15%
American Express Co.	9,555	908,394
American International Group, Inc.	33,910	1,019,335
Ameriprise Financial, Inc.	9,581	1,342,010
Bank of America Corp.	34,885	841,426
Capital One Financial Corp.	14,997	1,020,396
Citigroup, Inc.	20,380	976,406
Citizens Financial Group, Inc.	41,952	1,011,043
Comerica, Inc.	24,686	897,336
Discover Financial Services	25,887	1,229,891
E*TRADE Financial Corp.	22,713	1,034,350
Fifth Third Bancorp	51,982	1,007,931
Invesco Ltd.(d)	116,681	929,948
JPMorgan Chase & Co.	7,931	771,766
KeyCorp	85,735	1,015,960
Lincoln National Corp.	40,942	1,552,930
Loews Corp.	24,817	824,917
	Shares	Value
Financials-(continued)
MetLife, Inc.	24,396	$878,500
Moody’s Corp.	3,038	812,392
Morgan Stanley	21,592	954,366
PNC Financial Services Group, Inc. (The)	7,674	875,143
Principal Financial Group, Inc.	23,829	920,276
Prudential Financial, Inc.	16,205	987,857
Raymond James Financial, Inc.	11,627	805,518
Regions Financial Corp.	83,354	942,734
State Street Corp.	12,740	776,630
SVB Financial Group(b)	4,665	1,001,809
Synchrony Financial	51,542	1,049,910
Truist Financial Corp.	22,597	831,118
Unum Group	67,656	1,024,988
Wells Fargo & Co.	28,724	760,324
		29,005,604
Health Care-0.92%
Align Technology, Inc.(b)	3,491	857,459
Industrials-8.12%
Alaska Air Group, Inc.	25,974	888,051
Boeing Co. (The)	6,989	1,019,346
Eaton Corp. PLC	9,061	769,279
Parker-Hannifin Corp.	5,364	965,359
Stanley Black & Decker, Inc.	8,055	1,010,500
Textron, Inc.	30,984	959,574
United Airlines Holdings, Inc.(b)	32,663	915,871
United Rentals, Inc.(b)	7,471	1,037,647
		7,565,627
Information Technology-14.10%
Alliance Data Systems Corp.	18,879	874,664
Applied Materials, Inc.	16,477	925,678
Broadcom, Inc.	2,717	791,381
Corning, Inc.	34,599	788,511
DXC Technology Co.	64,886	922,030
Global Payments, Inc.	4,518	810,936
KLA Corp.	5,025	884,199
Lam Research Corp.	3,517	962,497
Microchip Technology, Inc.	9,917	952,230
Micron Technology, Inc.(b)	16,687	799,474
NVIDIA Corp.	2,668	947,193
Paycom Software, Inc.(b)	3,133	931,222
Qorvo, Inc.(b)	7,321	766,802
Skyworks Solutions, Inc.	7,190	852,303
Western Digital Corp.	20,666	916,950
		13,126,070
Materials-3.95%
Dow, Inc.	23,072	890,579
Freeport-McMoRan, Inc.	100,656	912,950
LyondellBasell Industries N.V., Class A	15,452	985,220
Westrock Co.	31,568	885,798
		3,674,547
Real Estate-3.64%
Simon Property Group, Inc.	13,283	766,429
SL Green Realty Corp.	16,005	674,131
Ventas, Inc.	27,265	952,912
Weyerhaeuser Co.	49,527	999,950
		3,393,422
Total Common Stocks & Other Equity Interests (Cost $102,221,147)		92,892,939

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $56,549)	56,549	$56,549
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $102,277,696)		92,949,488
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.88%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $823,804)	823,804	823,804
TOTAL INVESTMENTS IN SECURITIES-100.70% (Cost $103,101,500)		93,773,292
OTHER ASSETS LESS LIABILITIES-(0.70)%		(653,057)
NET ASSETS-100.00%		$93,120,235
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Ltd.	$-	$2,732,424	$(1,202,947)	$(434,871)	$(164,658)	$929,948	$11,047
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	3,709,506	(3,652,957)	-	-	56,549	903
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,125,263	23,369,507	(24,494,770)	-	-	-	13,256
Invesco Liquid Assets Portfolio, Institutional Class*	375,088	6,047,067	(6,421,760)	(1)	(394)	-	1,267
Invesco Private Government Fund	-	10,284,655	(9,460,851)	-	-	823,804	23
Total	$1,500,351	$46,143,159	$(45,233,285)	$(434,872)	$(165,052)	$1,810,301	$26,496

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-8.06%
AT&T, Inc.	2,100,031	$64,806,957
Interpublic Group of Cos., Inc. (The)	2,692,305	46,065,338
Omnicom Group, Inc.	639,696	35,048,944
Verizon Communications, Inc.	1,013,760	58,169,549
		204,090,788
Consumer Discretionary-3.82%
General Motors Co.	1,874,791	48,519,591
H&R Block, Inc.	2,838,084	48,247,428
		96,767,019
Consumer Staples-14.02%
Altria Group, Inc.	1,961,819	76,609,032
General Mills, Inc.	1,055,289	66,525,419
JM Smucker Co. (The)	477,983	54,456,603
Kellogg Co.	729,928	47,671,598
Molson Coors Beverage Co., Class B	1,003,600	38,096,656
Philip Morris International, Inc.	976,156	71,610,804
		354,970,112
Energy-11.04%
Chevron Corp.	546,968	50,156,966
Exxon Mobil Corp.	1,147,969	52,198,150
Kinder Morgan, Inc.	3,223,776	50,935,661
ONEOK, Inc.	965,447	35,422,250
Williams Cos., Inc. (The)	4,442,605	90,762,420
		279,475,447
Financials-13.55%
Comerica, Inc.	893,758	32,488,103
Franklin Resources, Inc.	2,478,143	46,762,558
Huntington Bancshares, Inc.	4,341,933	38,599,784
People’s United Financial, Inc.	4,090,921	46,841,046
Principal Financial Group, Inc.	1,129,333	43,614,841
Progressive Corp. (The)	784,474	60,937,940
Prudential Financial, Inc.	706,713	43,081,225
Wells Fargo & Co.	1,161,973	30,757,425
		343,082,922
Health Care-5.08%
Gilead Sciences, Inc.	951,165	74,029,172
Pfizer, Inc.	1,429,576	54,595,507
		128,624,679
	Shares	Value
Industrials-3.47%
3M Co.	283,861	$44,407,215
United Parcel Service, Inc., Class B	435,518	43,425,500
		87,832,715
Information Technology-2.61%
International Business Machines Corp.	528,603	66,022,515
Materials-4.07%
Amcor PLC	4,910,192	50,133,061
International Paper Co.	1,554,985	52,947,239
		103,080,300
Real Estate-18.65%
Healthpeak Properties, Inc.	1,797,337	44,286,384
Host Hotels & Resorts, Inc.	3,910,822	46,695,215
Iron Mountain, Inc.	3,124,603	80,489,773
Kimco Realty Corp.	4,116,075	45,729,593
Public Storage	259,199	52,550,005
Simon Property Group, Inc.	595,925	34,384,873
Ventas, Inc.	1,445,414	50,517,219
Vornado Realty Trust	913,514	33,078,342
Welltower, Inc.	758,002	38,407,961
Weyerhaeuser Co.	2,284,627	46,126,619
		472,265,984
Utilities-15.56%
CenterPoint Energy, Inc.	2,468,499	43,889,912
Consolidated Edison, Inc.	541,348	40,633,581
Dominion Energy, Inc.	817,073	69,459,376
Duke Energy Corp.	660,513	56,559,728
Edison International	660,865	38,402,865
Pinnacle West Capital Corp.	531,119	41,374,170
PPL Corp.	1,949,810	54,477,691
Southern Co. (The)	861,379	49,158,900
		393,956,223
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $3,224,933,872)		2,530,168,704
OTHER ASSETS LESS LIABILITIES-0.07%		1,661,733
NET ASSETS-100.00%		$2,531,830,437

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
May 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$19,206,190	$141,905,464	$(161,111,654)	$-	$-	$-	$107,470
Invesco Liquid Assets Portfolio, Institutional Class*	6,402,063	43,665,513	(50,059,988)	-	(7,588)	-	24,435
Invesco Private Government Fund*	-	14,835,152	(14,835,152)	-	-	-	24
Total	$25,608,253	$200,406,129	$(226,006,794)	$-	$(7,588)	$-	$131,929

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-7.34%
Alphabet, Inc., Class C(b)	57,599	$82,304,363
AT&T, Inc.	2,935,363	90,585,302
Charter Communications, Inc., Class A(b)	175,987	95,736,928
Comcast Corp., Class A	2,283,189	90,414,284
Electronic Arts, Inc.(b)	688,026	84,544,635
T-Mobile US, Inc.(b)	881,862	88,221,475
Verizon Communications, Inc.	2,074,718	119,047,319
		650,854,306
Consumer Discretionary-5.33%
Amazon.com, Inc.(b)	39,112	95,525,975
Dollar General Corp.	516,622	98,938,279
eBay, Inc.	2,103,661	95,800,722
Garmin Ltd.	1,037,098	93,515,127
Tractor Supply Co.	728,773	88,924,882
		472,704,985
Consumer Staples-22.64%
Altria Group, Inc.	2,290,924	89,460,582
Archer-Daniels-Midland Co.	2,283,272	89,755,422
Brown-Forman Corp., Class B	1,162,750	76,660,108
Campbell Soup Co.	1,818,148	92,689,185
Church & Dwight Co., Inc.	1,261,878	94,729,181
Clorox Co. (The)	503,417	103,829,756
Coca-Cola Co. (The)	2,021,638	94,370,062
Colgate-Palmolive Co.	1,308,999	94,679,898
Costco Wholesale Corp.	322,973	99,627,481
General Mills, Inc.	1,594,212	100,499,125
Hershey Co. (The)	593,108	80,472,893
Hormel Foods Corp.	2,056,187	100,403,611
JM Smucker Co. (The)	788,475	89,830,957
Kellogg Co.	1,356,676	88,604,510
Kimberly-Clark Corp.	672,053	95,055,176
Kroger Co. (The)	2,590,266	84,494,477
McCormick & Co., Inc.	477,571	83,651,336
Mondelez International, Inc., Class A	1,721,706	89,735,317
Monster Beverage Corp.(b)	1,296,190	93,209,023
PepsiCo, Inc.	607,693	79,942,014
Procter & Gamble Co. (The)	767,393	88,956,197
Walmart, Inc.	788,998	97,883,092
		2,008,539,403
Financials-5.84%
Aon PLC, Class A	433,398	85,357,736
Berkshire Hathaway, Inc., Class B(b)	524,352	97,309,244
Intercontinental Exchange, Inc.	856,161	83,261,657
Marsh & McLennan Cos., Inc.	824,475	87,328,392
Progressive Corp. (The)	1,042,015	80,943,725
Willis Towers Watson PLC	414,997	84,202,892
		518,403,646
Health Care-25.51%
Abbott Laboratories	875,623	83,114,135
AbbVie, Inc.	912,112	84,525,419
Agilent Technologies, Inc.	966,384	85,177,086
Amgen, Inc.	341,629	78,472,181
Baxter International, Inc.	887,479	79,881,985
Becton, Dickinson and Co.	322,398	79,609,738
Bristol-Myers Squibb Co.	1,613,164	96,338,154
Cerner Corp.	1,549,403	112,951,479
Cooper Cos., Inc. (The)	271,489	86,056,583
CVS Health Corp.	1,274,719	83,583,325
Danaher Corp.	540,019	89,972,566
	Shares	Value
Health Care-(continued)
DENTSPLY SIRONA, Inc.	1,900,841	$88,427,123
Eli Lilly and Co.	520,411	79,596,862
Gilead Sciences, Inc.	1,019,655	79,359,749
Henry Schein, Inc.(b)	1,503,643	91,301,203
IDEXX Laboratories, Inc.(b)	267,500	82,625,400
Johnson & Johnson	624,393	92,878,459
Medtronic PLC	818,485	80,686,251
Merck & Co., Inc.	1,197,252	96,642,181
PerkinElmer, Inc.	906,050	91,030,844
Pfizer, Inc.	2,394,719	91,454,319
Quest Diagnostics, Inc.	708,119	83,756,315
STERIS PLC	551,576	91,500,943
Thermo Fisher Scientific, Inc.	241,148	84,206,470
Waters Corp.(b)	432,477	86,430,528
Zoetis, Inc.	600,632	83,722,094
		2,263,301,392
Industrials-15.87%
3M Co.	545,749	85,376,974
A.O. Smith Corp.	1,883,527	89,467,533
C.H. Robinson Worldwide, Inc.	1,250,738	101,472,374
Equifax, Inc.	519,302	79,744,015
Expeditors International of Washington, Inc.	1,217,012	92,943,207
General Dynamics Corp.	668,251	98,119,294
IDEX Corp.	528,375	84,207,124
Johnson Controls International PLC	2,688,705	84,452,224
Lockheed Martin Corp.	200,162	77,750,927
Northrop Grumman Corp.	232,559	77,953,777
PACCAR, Inc.	1,179,172	87,093,644
Republic Services, Inc.	1,121,674	95,858,260
Rollins, Inc.	1,987,194	83,064,709
United Parcel Service, Inc., Class B	849,985	84,752,004
Verisk Analytics, Inc.	505,237	87,244,325
Waste Management, Inc.	916,783	97,866,585
		1,407,366,976
Information Technology-8.46%
Accenture PLC, Class A	418,570	84,392,083
Akamai Technologies, Inc.(b)	818,710	86,619,518
Broadridge Financial Solutions, Inc.	692,289	83,836,198
Citrix Systems, Inc.	585,408	86,710,633
F5 Networks, Inc.(b)	534,548	77,466,696
International Business Machines Corp.	617,084	77,073,792
Jack Henry & Associates, Inc.	480,162	86,842,099
Juniper Networks, Inc.	3,655,880	88,691,649
Western Union Co. (The)	3,935,989	78,798,500
		750,431,168
Materials-1.01%
Linde PLC (United Kingdom)	443,897	89,818,119
Real Estate-2.22%
Extra Space Storage, Inc.	987,372	95,528,241
Public Storage	498,291	101,023,517
		196,551,758
Utilities-5.70%
Alliant Energy Corp.	1,735,507	85,664,626
American Electric Power Co., Inc.	1,024,670	87,353,117
CMS Energy Corp.	1,418,555	83,098,952
Duke Energy Corp.	934,226	79,997,772

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	1,715,439	$87,556,007
Xcel Energy, Inc.	1,256,164	81,688,345
		505,358,819
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $8,559,316,938)		8,863,330,572
OTHER ASSETS LESS LIABILITIES-0.08%		7,202,787
NET ASSETS-100.00%		$8,870,533,359
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$-	$69,095,340	$(69,095,340)	$-	$-	$-	$12,616
Invesco Liquid Assets Portfolio, Institutional Class*	-	23,000,691	(23,000,527)	-	(164)	-	1,612
Total	$-	$92,096,031	$(92,095,867)	$-	$(164)	$-	$14,228

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Communication Services-4.74%
AT&T, Inc.	4,485	$138,407
CenturyLink, Inc.	904	8,886
Verizon Communications, Inc.	2,329	133,638
		280,931
Consumer Discretionary-13.78%
Amazon.com, Inc.(b)	59	144,100
Expedia Group, Inc.	385	30,600
H&R Block, Inc.	1,020	17,340
Home Depot, Inc. (The)	340	84,483
McDonald’s Corp.	752	140,113
NIKE, Inc., Class B	1,297	127,858
Ralph Lauren Corp.	181	13,667
Starbucks Corp.	456	35,564
Tapestry, Inc.	1,109	15,082
TJX Cos., Inc. (The)	1,957	103,251
VF Corp.	696	39,046
Yum! Brands, Inc.	725	65,054
		816,158
Consumer Staples-12.40%
Campbell Soup Co.	313	15,957
Clorox Co. (The)	257	53,006
Coca-Cola Co. (The)	1,349	62,971
Colgate-Palmolive Co.	1,237	89,472
Conagra Brands, Inc.	1,640	57,056
General Mills, Inc.	1,756	110,698
Hershey Co. (The)	88	11,940
Hormel Foods Corp.	1,192	58,205
JM Smucker Co. (The)	516	58,788
Kellogg Co.	433	28,279
Kimberly-Clark Corp.	177	25,035
McCormick & Co., Inc.	509	89,157
Monster Beverage Corp.(b)	180	12,944
Procter & Gamble Co. (The)	497	57,612
Walgreens Boots Alliance, Inc.	85	3,650
		734,770
Energy-2.68%
Chevron Corp.	237	21,733
Diamondback Energy, Inc.	233	9,921
Exxon Mobil Corp.	1,437	65,341
Occidental Petroleum Corp.	697	9,026
ONEOK, Inc.	524	19,226
Williams Cos., Inc. (The)	1,652	33,750
		158,997
Financials-9.69%
American International Group, Inc.	149	4,479
Aon PLC, Class A	208	40,966
Bank of America Corp.	1,473	35,529
Berkshire Hathaway, Inc., Class B(b)	732	135,844
Chubb Ltd.	1,024	124,867
Citigroup, Inc.	496	23,763
JPMorgan Chase & Co.	77	7,493
Marsh & McLennan Cos., Inc.	1,149	121,702
Progressive Corp. (The)	844	65,562
Travelers Cos., Inc. (The)	132	14,121
		574,326
Health Care-14.13%
Becton, Dickinson and Co.	37	9,136
Cerner Corp.	817	59,559
	Shares	Value
Health Care-(continued)
Cigna Corp.	401	$79,125
CVS Health Corp.	2,205	144,582
HCA Healthcare, Inc.	224	23,946
Humana, Inc.	33	13,552
Intuitive Surgical, Inc.(b)	26	15,081
Johnson & Johnson	756	112,455
Laboratory Corp. of America Holdings(b)	241	42,252
Medtronic PLC	997	98,284
Quest Diagnostics, Inc.	329	38,914
Stryker Corp.	232	45,409
UnitedHealth Group, Inc.	481	146,633
Universal Health Services, Inc., Class B	77	8,120
		837,048
Industrials-4.64%
Cintas Corp.	145	35,954
Republic Services, Inc.	1,053	89,989
Rollins, Inc.	696	29,093
Waste Management, Inc.	1,121	119,667
		274,703
Information Technology-21.20%
Accenture PLC, Class A	701	141,336
Adobe, Inc.(b)	407	157,346
Analog Devices, Inc.	176	19,879
Apple, Inc.	213	67,721
Applied Materials, Inc.	89	5,000
Automatic Data Processing, Inc.	257	37,648
Cisco Systems, Inc.	689	32,948
Citrix Systems, Inc.	361	53,471
Cognizant Technology Solutions Corp., Class A	1,125	59,625
Global Payments, Inc.	333	59,770
Intel Corp.	1,900	119,567
Intuit, Inc.	277	80,419
Micron Technology, Inc.(b)	252	12,073
Microsoft Corp.	784	143,668
NVIDIA Corp.	52	18,461
Oracle Corp.	336	18,067
QUALCOMM, Inc.	1,372	110,967
salesforce.com, inc.(b)	52	9,089
Texas Instruments, Inc.	921	109,360
		1,256,415
Materials-2.82%
Corteva, Inc.	1,065	29,085
Newmont Corp.	2,360	137,989
		167,074
Real Estate-5.54%
American Tower Corp.	396	102,235
Crown Castle International Corp.	628	108,117
Host Hotels & Resorts, Inc.	3,708	44,273
Prologis, Inc.	441	40,352
Public Storage	164	33,249
		328,226
Utilities-8.12%
Ameren Corp.	245	18,309
American Electric Power Co., Inc.	141	12,020
CenterPoint Energy, Inc.	400	7,112
Consolidated Edison, Inc.	85	6,380
Dominion Energy, Inc.	729	61,972
DTE Energy Co.	53	5,701
Duke Energy Corp.	229	19,609

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	336	$28,123
NextEra Energy, Inc.	433	110,658
Public Service Enterprise Group, Inc.	1,684	85,952
Sempra Energy	64	8,084
Southern Co. (The)	1,876	107,063
WEC Energy Group, Inc.	113	10,366
		481,349
Total Common Stocks & Other Equity Interests (Cost $5,558,839)		5,909,997
	Shares	Value
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $1,832)	1,832	$1,832
TOTAL INVESTMENTS IN SECURITIES-99.77% (Cost $5,560,671)		5,911,829
OTHER ASSETS LESS LIABILITIES-0.23%		13,770
NET ASSETS-100.00%		$5,925,599

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$4,664	$63,554	$(66,386)	$-	$-	$1,832	$66
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	870	76,432	(77,302)	-	-	-	9
Invesco Liquid Assets Portfolio, Institutional Class*	-	23,558	(23,558)	-	-	-	2
Invesco Private Government Fund*	-	15,622	(15,622)	-	-	-	-
Total	$5,534	$179,166	$(182,868)	$-	$-	$1,832	$77

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Momentum ETF (SPMO)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-6.21%
Activision Blizzard, Inc.	4,066	$292,671
AT&T, Inc.	34,693	1,070,626
Charter Communications, Inc., Class A(b)	1,317	716,448
T-Mobile US, Inc.(b)	1,743	174,370
		2,254,115
Consumer Discretionary-6.64%
CarMax, Inc.(b)	978	86,113
Chipotle Mexican Grill, Inc.(b)	116	116,453
D.R. Horton, Inc.	2,044	113,033
Dollar General Corp.	1,312	251,261
Home Depot, Inc. (The)	5,228	1,299,053
Lennar Corp., Class A	1,293	78,175
NVR, Inc.(b)	21	67,654
PulteGroup, Inc.	1,845	62,675
Target Corp.	2,730	333,961
		2,408,378
Consumer Staples-12.86%
Brown-Forman Corp., Class B	937	61,776
Campbell Soup Co.	947	48,278
Coca-Cola Co. (The)	21,156	987,562
Costco Wholesale Corp.	2,797	862,791
Hershey Co. (The)	986	133,780
Lamb Weston Holdings, Inc.	683	41,021
Mondelez International, Inc., Class A	5,823	303,495
PepsiCo, Inc.	6,798	894,277
Procter & Gamble Co. (The)	11,499	1,332,964
		4,665,944
Financials-4.81%
Aon PLC, Class A	1,137	223,932
Arthur J. Gallagher & Co.	1,040	98,051
Cboe Global Markets, Inc.	499	53,124
Intercontinental Exchange, Inc.	2,355	229,024
MarketAxess Holdings, Inc.	178	90,529
Moody’s Corp.	1,084	289,873
MSCI, Inc.	678	222,960
S&P Global, Inc.	1,513	491,755
W.R. Berkley Corp.	760	44,042
		1,743,290
Health Care-3.26%
Cerner Corp.	1,544	112,558
DaVita, Inc.(b)	428	34,651
Edwards Lifesciences Corp.(b)	811	182,248
Quest Diagnostics, Inc.	723	85,516
ResMed, Inc.	1,179	189,607
STERIS PLC	517	85,765
Zoetis, Inc.	3,534	492,604
		1,182,949
Industrials-5.19%
Allegion PLC	517	51,545
Cintas Corp.	463	114,806
Copart, Inc.(b)	1,478	132,118
Equifax, Inc.	706	108,413
Fortune Brands Home & Security, Inc.	738	44,989
IHS Markit Ltd.	2,856	198,378
Jacobs Engineering Group, Inc.	698	58,646
Kansas City Southern	627	94,376
Lockheed Martin Corp.	1,282	497,980
Old Dominion Freight Line, Inc.	468	80,070
	Shares	Value
Industrials-(continued)
Republic Services, Inc.	1,067	$91,186
Trane Technologies PLC	1,216	109,695
TransDigm Group, Inc.	321	136,367
Verisk Analytics, Inc.	940	162,319
		1,880,888
Information Technology-44.80%
Adobe, Inc.(b)	2,566	992,016
Advanced Micro Devices, Inc.(b)	8,101	435,834
Akamai Technologies, Inc.(b)	757	80,091
ANSYS, Inc.(b)	485	137,255
Apple, Inc.	10,838	3,445,834
Applied Materials, Inc.	5,514	309,776
Fidelity National Information Services, Inc.	3,579	496,872
Fiserv, Inc.(b)	3,018	322,232
Global Payments, Inc.	2,083	373,878
KLA Corp.	753	132,498
Lam Research Corp.	1,037	283,796
Leidos Holdings, Inc.	1,122	118,135
Mastercard, Inc., Class A	4,689	1,410,873
Microsoft Corp.	17,472	3,201,744
Motorola Solutions, Inc.	697	94,325
NortonLifeLock, Inc.	3,088	70,345
NVIDIA Corp.	4,281	1,519,841
Paycom Software, Inc.(b)	285	84,710
Qorvo, Inc.(b)	565	59,178
QUALCOMM, Inc.	5,857	473,714
ServiceNow, Inc.(b)	882	342,154
Synopsys, Inc.(b)	825	149,251
Visa, Inc., Class A	8,542	1,667,740
Western Union Co. (The)	2,277	45,585
		16,247,677
Materials-1.98%
Air Products and Chemicals, Inc.	1,075	259,774
Ball Corp.	1,689	120,358
Martin Marietta Materials, Inc.	276	53,017
Newmont Corp.	4,882	285,450
		718,599
Real Estate-5.83%
American Tower Corp.	2,642	682,085
Crown Castle International Corp.	2,042	351,551
Equinix, Inc.	575	401,137
Mid-America Apartment Communities, Inc.	750	87,270
Prologis, Inc.	3,654	334,341
SBA Communications Corp., Class A	818	256,959
		2,113,343
Utilities-8.30%
Alliant Energy Corp.	1,154	56,961
Ameren Corp.	1,069	79,886
American Electric Power Co., Inc.	2,064	175,956
American Water Works Co., Inc.	1,052	133,604
CMS Energy Corp.	1,184	69,359
Entergy Corp.	1,423	144,890
Evergy, Inc.	1,335	82,356
Eversource Energy	2,249	188,241
FirstEnergy Corp.	2,151	90,901
NextEra Energy, Inc.	4,242	1,084,086
Sempra Energy	1,460	184,413
Southern Co. (The)	6,687	381,627

Invesco S&P 500 Momentum ETF (SPMO)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	1,928	$176,855
Xcel Energy, Inc.	2,452	159,454
		3,008,589
Total Common Stocks & Other Equity Interests (Cost $32,596,362)		36,223,772
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(c)(d) (Cost $10,200)	10,200	10,200
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $32,606,562)		36,233,972
OTHER ASSETS LESS LIABILITIES-0.09%		32,866
NET ASSETS-100.00%		$36,266,838
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$11,512	$1,020,423	$(1,021,735)	$-	$-	$10,200	$475
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	35,166	1,639,525	(1,674,691)	-	-	-	235
Invesco Liquid Assets Portfolio, Institutional Class*	11,722	543,703	(555,395)	-	(30)	-	71
Total	$58,400	$3,203,651	$(3,251,821)	$-	$(30)	$10,200	$781

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.56%
Cable One, Inc.	13,728	$25,903,226
John Wiley & Sons, Inc., Class A	755,131	30,356,266
New York Times Co. (The), Class A	753,957	29,577,733
		85,837,225
Consumer Discretionary-6.29%
Columbia Sportswear Co.	407,036	29,738,050
Gentex Corp.	1,152,311	30,467,103
Grand Canyon Education, Inc.(b)	293,662	28,658,475
Pool Corp.	118,477	31,872,682
Service Corp. International	791,745	31,218,505
		151,954,815
Consumer Staples-10.38%
Casey’s General Stores, Inc.	171,639	27,415,897
Flowers Foods, Inc.	1,503,167	35,459,710
Hain Celestial Group, Inc. (The)(b)	945,672	29,769,755
Ingredion, Inc.	333,494	28,090,200
Lancaster Colony Corp.	178,612	27,409,797
Post Holdings, Inc.(b)	392,876	34,203,785
Tootsie Roll Industries, Inc.(c)	1,123,416	40,016,078
TreeHouse Foods, Inc.(b)	534,040	28,149,248
		250,514,470
Financials-16.13%
Brown & Brown, Inc.	844,298	33,940,780
Commerce Bancshares, Inc.	451,154	28,752,044
FactSet Research Systems, Inc.	98,759	30,369,380
Hanover Insurance Group, Inc. (The)	332,162	33,332,457
Mercury General Corp.	800,375	32,199,086
New York Community Bancorp, Inc.	2,674,866	26,882,403
RenaissanceRe Holdings Ltd. (Bermuda)	205,559	34,505,134
RLI Corp.	365,175	28,834,218
SEI Investments Co.	535,230	29,020,171
Selective Insurance Group, Inc.	568,569	29,821,444
Trustmark Corp.	1,108,385	26,368,479
UMB Financial Corp.	555,432	28,482,553
Washington Federal, Inc.	1,036,274	26,798,046
		389,306,195
Health Care-12.80%
Bio-Rad Laboratories, Inc., Class A(b)	64,473	31,676,874
Bio-Techne Corp.	126,554	33,511,499
Chemed Corp.	66,432	31,788,376
Encompass Health Corp.	418,498	30,654,979
Globus Medical, Inc., Class A(b)	607,439	33,196,541
Hill-Rom Holdings, Inc.	274,936	27,952,743
Integra LifeSciences Holdings Corp.(b)	559,267	29,143,403
Masimo Corp.(b)	140,013	33,629,723
Prestige Consumer Healthcare, Inc.(b)	679,948	28,693,806
United Therapeutics Corp.(b)	243,703	28,744,769
		308,992,713
Industrials-16.81%
Carlisle Cos., Inc.	239,432	28,698,319
Donaldson Co., Inc.	621,656	29,497,577
FTI Consulting, Inc.(b)	218,310	26,297,622
Graco, Inc.	610,185	29,417,019
Hubbell, Inc.	211,869	25,937,003
Landstar System, Inc.	268,747	31,244,526
Lennox International, Inc.	159,650	34,139,556
Lincoln Electric Holdings, Inc.	362,452	29,782,681
MSC Industrial Direct Co., Inc., Class A	524,814	36,390,603
	Shares	Value
Industrials-(continued)
Toro Co. (The)	515,754	$36,654,637
Valmont Industries, Inc.	238,592	27,199,488
Watsco, Inc.	219,889	39,120,452
Werner Enterprises, Inc.	682,803	31,559,155
		405,938,638
Information Technology-7.44%
CACI International, Inc., Class A(b)	104,950	26,319,361
CDK Global, Inc.	704,213	27,682,613
CommVault Systems, Inc.(b)	637,712	25,801,828
j2 Global, Inc.	386,686	30,277,514
MAXIMUS, Inc.	429,711	30,947,786
Tyler Technologies, Inc.(b)	103,107	38,697,088
		179,726,190
Materials-9.70%
AptarGroup, Inc.	326,131	36,327,732
Ashland Global Holdings, Inc.	447,296	30,040,399
NewMarket Corp.	85,275	37,190,986
RPM International, Inc.	391,635	29,286,465
Sensient Technologies Corp.	613,942	30,770,773
Silgan Holdings, Inc.	1,232,497	41,214,700
Sonoco Products Co.	568,671	29,462,845
		234,293,900
Real Estate-10.71%
Camden Property Trust	311,154	28,492,372
CoreSite Realty Corp.	252,064	31,462,628
Douglas Emmett, Inc.	954,236	28,016,369
First Industrial Realty Trust, Inc.	744,011	28,183,137
Healthcare Realty Trust, Inc.	987,081	30,303,387
JBG SMITH Properties	831,118	24,709,138
Kilroy Realty Corp.	442,533	25,277,485
Life Storage, Inc.	344,817	33,612,761
PS Business Parks, Inc.	212,541	28,403,979
		258,461,256
Utilities-6.14%
Hawaiian Electric Industries, Inc.	709,146	27,982,901
IDACORP, Inc.	327,407	30,524,155
National Fuel Gas Co.	761,895	31,976,733
OGE Energy Corp.	999,096	31,291,687
Spire, Inc.	364,024	26,544,630
		148,320,106
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,373,531,769)		2,413,345,508
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.36%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $32,876,684)	32,876,684	32,876,684
TOTAL INVESTMENTS IN SECURITIES-101.32% (Cost $2,406,408,453)		2,446,222,192
OTHER ASSETS LESS LIABILITIES-(1.32)%		(31,772,543)
NET ASSETS-100.00%		$2,414,449,649

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
May 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$95,958,068	$(95,958,068)	$-	$-	$-	$28,115
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	39,847,925	130,685,403	(170,533,328)	-	-	-	388,623
Invesco Liquid Assets Portfolio, Institutional Class*	13,282,642	39,948,868	(53,227,199)	-	(4,311)	-	56,294
Invesco Private Government Fund	-	80,084,604	(47,207,920)	-	-	32,876,684	412
Total	$53,130,567	$346,676,943	$(366,926,515)	$-	$(4,311)	$32,876,684	$473,444

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-6.91%
Cogent Communications Holdings, Inc.	5,875	$449,555
E.W. Scripps Co. (The), Class A	10,092	87,498
Marcus Corp. (The)	7,745	104,402
Scholastic Corp.	5,237	153,968
Spok Holdings, Inc.	41,981	431,145
		1,226,568
Consumer Discretionary-4.53%
Cato Corp. (The), Class A	53,310	517,107
Designer Brands, Inc., Class A	46,951	287,810
		804,917
Consumer Staples-15.32%
Andersons, Inc. (The)	13,045	169,063
B&G Foods, Inc.(b)	51,515	1,196,178
Inter Parfums, Inc.	2,541	117,928
Universal Corp.	11,618	511,889
Vector Group Ltd.	63,590	726,834
		2,721,892
Energy-2.58%
Archrock, Inc.	72,183	458,362
Financials-16.27%
Apollo Commercial Real Estate Finance, Inc.	41,402	340,738
ARMOUR Residential REIT, Inc.	44,496	348,404
Granite Point Mortgage Trust, Inc.	37,246	183,250
Invesco Mortgage Capital, Inc.(b)(c)	48,094	133,220
KKR Real Estate Finance Trust, Inc.(b)	30,250	489,748
New York Mortgage Trust, Inc.(b)	132,877	276,384
PennyMac Mortgage Investment Trust	27,454	302,269
Ready Capital Corp.	49,515	290,653
Redwood Trust, Inc.	31,152	166,663
Waddell & Reed Financial, Inc., Class A	27,437	357,779
		2,889,108
Health Care-3.33%
Computer Programs & Systems, Inc.	6,654	147,186
Luminex Corp.	6,622	206,342
Meridian Bioscience, Inc.(d)	15,448	238,826
		592,354
Industrials-9.86%
ABM Industries, Inc.	7,074	217,384
Greenbrier Cos., Inc. (The)	14,002	297,122
Hillenbrand, Inc.	9,507	244,710
Mobile Mini, Inc.	8,457	270,962
Park Aerospace Corp.	17,691	214,592
Resources Connection, Inc.	23,916	262,837
Wabash National Corp.	25,514	243,659
		1,751,266
Information Technology-8.85%
Benchmark Electronics, Inc.	5,428	115,019
	Shares	Value
Information Technology-(continued)
CSG Systems International, Inc.	3,878	$183,623
Daktronics, Inc.	68,438	290,177
Kulicke & Soffa Industries, Inc. (Singapore)	7,247	162,043
MTS Systems Corp.	5,514	97,101
Progress Software Corp.	3,729	150,652
TTEC Holdings, Inc.	4,455	188,714
Xperi Corp.	27,921	383,914
		1,571,243
Materials-8.20%
Haynes International, Inc.	10,276	234,601
Myers Industries, Inc.	22,003	299,461
Neenah, Inc.	4,371	220,998
PH Glatfelter Co.	19,233	296,380
Schweitzer-Mauduit International, Inc., Class A	13,343	405,494
		1,456,934
Real Estate-15.89%
Cedar Realty Trust, Inc.	274,683	204,502
Chatham Lodging Trust	47,255	318,971
Global Net Lease, Inc.	41,110	576,773
Hersha Hospitality Trust	62,903	317,031
Kite Realty Group Trust	45,476	441,117
Office Properties Income Trust	23,154	585,565
Whitestone REIT	61,386	377,524
		2,821,483
Utilities-8.23%
American States Water Co.	1,710	140,237
Avista Corp.	7,477	292,874
California Water Service Group	3,292	154,724
El Paso Electric Co.	3,764	255,839
Northwest Natural Holding Co.	3,948	253,106
South Jersey Industries, Inc.	12,887	365,476
		1,462,256
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $24,830,722)		17,756,383
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.72%
Invesco Private Government Fund, 0.02%(c)(e)(f) (Cost $1,725,950)	1,725,950	1,725,950
TOTAL INVESTMENTS IN SECURITIES-109.69% (Cost $26,556,672)		19,482,333
OTHER ASSETS LESS LIABILITIES-(9.69)%		(1,721,232)
NET ASSETS-100.00%		$17,761,101

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$679,191	$424,445	$(506,266)	$(484,943)	$20,793	$133,220	$70,733
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	964,427	13,511,252	(14,475,679)	-	-	-	9,780
Invesco Liquid Assets Portfolio, Institutional Class*	324,524	3,538,442	(3,862,879)	-	(87)	-	1,742
Invesco Private Government Fund	-	3,576,034	(1,850,084)	-	-	1,725,950	21
Total	$1,968,142	$21,050,173	$(20,694,908)	$(484,943)	$20,706	$1,859,170	$82,276

*	At May 31, 2020, this security was no longer held.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.52%
Cogent Communications Holdings, Inc.	127,927	$9,788,974
Scholastic Corp.	377,720	11,104,968
		20,893,942
Consumer Discretionary-6.18%
Dorman Products, Inc.(b)	162,218	11,342,282
Ethan Allen Interiors, Inc.	894,397	10,106,686
Gentherm, Inc.(b)	285,618	11,624,653
Haverty Furniture Cos., Inc.	760,270	13,152,671
Shutterstock, Inc.	281,436	10,672,053
Standard Motor Products, Inc.	297,427	12,655,519
Sturm Ruger & Co., Inc.	244,588	15,247,616
		84,801,480
Consumer Staples-7.42%
Calavo Growers, Inc.	195,878	11,460,822
Cal-Maine Foods, Inc.	271,048	12,077,899
J&J Snack Foods Corp.	80,195	10,315,483
John B. Sanfilippo & Son, Inc.	135,593	11,788,455
National Beverage Corp.(b)(c)	182,451	10,396,058
PriceSmart, Inc.	161,555	8,785,361
Universal Corp.	282,282	12,437,345
Vector Group Ltd.	907,085	10,367,981
WD-40 Co.	74,080	14,212,248
		101,841,652
Financials-24.46%
AMERISAFE, Inc.	178,539	10,958,724
Brookline Bancorp, Inc.	1,195,135	11,114,755
City Holding Co.	199,697	12,560,941
Columbia Banking System, Inc.	421,247	10,261,577
Community Bank System, Inc.	196,151	11,655,292
CVB Financial Corp.	591,219	11,534,683
Dime Community Bancshares, Inc.	650,363	9,384,738
Employers Holdings, Inc.	416,121	12,437,857
First Commonwealth Financial Corp.	1,352,959	11,067,205
First Midwest Bancorp, Inc.	883,922	11,535,182
HCI Group, Inc.	296,178	13,283,583
Heritage Financial Corp.	563,568	10,707,792
HomeStreet, Inc.	425,588	10,137,506
Hope Bancorp, Inc.	1,185,829	11,259,446
Horace Mann Educators Corp.	317,386	11,590,937
Independent Bank Corp.	159,863	11,105,683
National Bank Holdings Corp., Class A	448,111	11,785,319
NBT Bancorp, Inc.	378,187	11,844,817
Northfield Bancorp, Inc.	1,000,459	10,935,017
Northwest Bancshares, Inc.	1,292,346	12,871,766
Old National Bancorp	933,243	12,682,772
ProAssurance Corp.	508,215	7,013,367
S&T Bancorp, Inc.	460,474	10,240,942
Safety Insurance Group, Inc.	158,720	12,100,813
Southside Bancshares, Inc.	384,483	10,842,421
Stewart Information Services Corp.	358,698	11,055,072
Third Point Reinsurance Ltd. (Bermuda)(b)	1,447,275	10,680,890
Tompkins Financial Corp.	157,231	10,117,815
Waddell & Reed Financial, Inc., Class A	839,202	10,943,194
Westamerica Bancorporation	201,461	11,882,170
		335,592,276
Health Care-8.10%
AMN Healthcare Services, Inc.(b)	221,650	9,832,394
Amphastar Pharmaceuticals, Inc.(b)	615,289	11,468,987
Eagle Pharmaceuticals, Inc.(b)	184,221	9,443,168
	Shares	Value
Health Care-(continued)
HealthStream, Inc.(b)	459,647	$10,470,759
HMS Holdings Corp.(b)	369,631	11,547,272
Luminex Corp.	275,775	8,593,149
Natus Medical, Inc.(b)	428,854	9,177,476
Neogen Corp.(b)	157,302	11,203,048
Omnicell, Inc.(b)	129,236	8,647,181
Orthofix Medical, Inc.(b)	285,740	9,738,019
Pacira BioSciences, Inc.(b)	248,742	10,932,211
		111,053,664
Industrials-20.32%
ABM Industries, Inc.	311,809	9,581,891
Aerojet Rocketdyne Holdings, Inc.(b)	240,026	10,525,140
Astec Industries, Inc.	277,373	11,782,805
Brady Corp., Class A	256,123	13,095,569
Encore Wire Corp.	232,788	11,241,333
ESCO Technologies, Inc.	140,948	11,643,714
Exponent, Inc.	188,093	13,964,024
Federal Signal Corp.	422,013	12,297,459
Forward Air Corp.	245,714	12,207,071
Franklin Electric Co., Inc.	205,180	10,406,730
Heartland Express, Inc.	658,343	14,417,712
Heidrick & Struggles International, Inc.	459,199	10,185,034
Hub Group, Inc., Class A(b)	263,721	12,334,231
Lindsay Corp.	109,535	10,287,527
Matson, Inc.	346,835	9,909,076
National Presto Industries, Inc.	144,278	12,983,577
Park Aerospace Corp.	884,937	10,734,286
Resources Connection, Inc.	1,091,045	11,990,585
Simpson Manufacturing Co., Inc.	133,588	10,695,055
TrueBlue, Inc.(b)	748,341	11,569,352
UniFirst Corp.	68,295	12,279,441
US Ecology, Inc.	336,244	11,321,335
Wabash National Corp.	1,270,765	12,135,806
Watts Water Technologies, Inc., Class A	135,069	11,232,338
		278,821,091
Information Technology-15.84%
Alarm.com Holdings, Inc.(b)	232,088	10,975,442
Bottomline Technologies (DE), Inc.(b)	245,999	12,447,549
CSG Systems International, Inc.	268,789	12,727,159
DSP Group, Inc.(b)	676,040	12,182,241
EVERTEC, Inc.	382,819	11,147,689
Fabrinet (Thailand)(b)	162,247	10,374,073
Insight Enterprises, Inc.(b)	181,289	9,292,874
Knowles Corp.(b)	744,018	11,190,031
Methode Electronics, Inc.	335,501	10,517,956
MicroStrategy, Inc., Class A(b)	94,181	11,723,651
NIC, Inc.	440,056	10,587,747
OSI Systems, Inc.(b)	174,268	13,204,286
PDF Solutions, Inc.(b)	640,225	10,922,239
Progress Software Corp.	327,805	13,243,322
Qualys, Inc.(b)	122,364	14,111,017
Sanmina Corp.(b)	353,541	9,407,726
SPS Commerce, Inc.(b)	180,285	12,288,226
Sykes Enterprises, Inc.(b)	406,945	11,093,321
Viavi Solutions, Inc.(b)	857,165	9,934,542
		217,371,091
Materials-4.08%
Balchem Corp.	128,302	12,913,596
H.B. Fuller Co.	281,067	10,573,740
Haynes International, Inc.	486,332	11,102,960

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Kaiser Aluminum Corp.	149,783	$10,746,930
Neenah, Inc.	209,346	10,584,534
		55,921,760
Real Estate-7.03%
Agree Realty Corp.	168,807	10,596,015
Easterly Government Properties, Inc.	498,442	12,495,941
Industrial Logistics Properties Trust	643,870	12,072,563
Investors Real Estate Trust	177,405	12,578,015
Lexington Realty Trust	1,198,816	11,652,492
National Storage Affiliates Trust	413,037	12,395,240
St. Joe Co. (The)(b)	657,318	12,653,371
Washington REIT	545,170	11,955,578
		96,399,215
Utilities-4.97%
American States Water Co.	130,072	10,667,205
Avista Corp.	251,319	9,844,165
California Water Service Group	214,732	10,092,404
El Paso Electric Co.	390,673	26,554,044
South Jersey Industries, Inc.	388,824	11,027,048
		68,184,866
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,412,248,734)		1,370,881,037
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.69%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $9,523,905)	9,523,905	$9,523,905
TOTAL INVESTMENTS IN SECURITIES-100.61% (Cost $1,421,772,639)		1,380,404,942
OTHER ASSETS LESS LIABILITIES-(0.61)%		(8,436,481)
NET ASSETS-100.00%		$1,371,968,461

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.*	$22,332,386	$8,995,419	$(8,717,328)	$1,658,726	$(24,269,203)	$-	$1,568,755
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	2,928,891	76,843,852	(79,772,743)	-	-	-	19,028
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	10,506,667	112,352,453	(122,859,120)	-	-	-	78,095

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Liquid Assets Portfolio, Institutional Class*	$3,502,223	$32,279,536	$(35,779,143)	$-	$(2,616)	$-	$11,710
Invesco Private Government Fund	-	26,042,261	(16,518,356)	-	-	9,523,905	77
Total	$39,270,167	$256,513,521	$(263,646,690)	$1,658,726	$(24,271,819)	$9,523,905	$1,677,665

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.08%
Glu Mobile, Inc.(b)	5,804	$57,924
TechTarget, Inc.(b)	1,275	35,050
		92,974
Consumer Discretionary-10.75%
American Public Education, Inc.(b)	777	24,421
Buckle, Inc. (The)	1,674	23,570
Cavco Industries, Inc.(b)	420	79,880
Core-Mark Holding Co., Inc.	2,353	65,837
Ethan Allen Interiors, Inc.	1,295	14,634
Fossil Group, Inc.(b)(c)	2,513	7,665
Fox Factory Holding Corp.(b)	2,019	145,590
Gentherm, Inc.(b)	1,639	66,707
Haverty Furniture Cos., Inc.	897	15,518
Oxford Industries, Inc.	841	35,843
PetMed Express, Inc.(c)	1,352	48,807
Rent-A-Center, Inc.	3,334	84,884
Shoe Carnival, Inc.(c)	463	12,033
Shutterstock, Inc.	1,079	40,916
Standard Motor Products, Inc.	988	42,039
Steven Madden Ltd.	4,623	108,733
Vera Bradley, Inc.(b)	1,330	6,983
Winnebago Industries, Inc.	1,856	100,966
		925,026
Consumer Staples-7.25%
Calavo Growers, Inc.	847	49,558
Inter Parfums, Inc.	951	44,136
J&J Snack Foods Corp.	834	107,277
John B. Sanfilippo & Son, Inc.	575	49,990
Medifast, Inc.(c)	952	97,428
National Beverage Corp.(b)(c)	624	35,556
PriceSmart, Inc.	1,163	63,244
WD-40 Co.	921	176,694
		623,883
Energy-0.79%
Dril-Quip, Inc.(b)	1,751	53,213
Matrix Service Co.(b)	1,373	15,130
		68,343
Financials-14.06%
AMERISAFE, Inc.	1,165	71,508
Community Bank System, Inc.	2,686	159,602
Eagle Bancorp, Inc.	2,304	74,557
Employers Holdings, Inc.	1,722	51,471
Flagstar Bancorp, Inc.	1,946	57,018
Hanmi Financial Corp.	1,765	15,938
Hope Bancorp, Inc.	6,525	61,955
Piper Sandler Cos.	1,068	63,696
Preferred Bank	848	31,859
ProAssurance Corp.	2,808	38,750
S&T Bancorp, Inc.	1,982	44,080
Safety Insurance Group, Inc.	799	60,916
ServisFirst Bancshares, Inc.	3,055	106,558
Stewart Information Services Corp.	1,317	40,590
Third Point Reinsurance Ltd. (Bermuda)(b)	4,705	34,723
United Community Banks, Inc.	4,593	89,793
United Fire Group, Inc.	1,127	30,237
Waddell & Reed Financial, Inc., Class A	4,635	60,440
Westamerica Bancorporation	1,974	116,427
		1,210,118
	Shares	Value
Health Care-8.75%
Amphastar Pharmaceuticals, Inc.(b)	1,834	$34,186
AngioDynamics, Inc.(b)	2,170	22,156
CorVel Corp.(b)	605	41,073
Eagle Pharmaceuticals, Inc.(b)	491	25,168
HealthStream, Inc.(b)	1,519	34,603
HMS Holdings Corp.(b)	4,737	147,984
Integer Holdings Corp.(b)	1,889	149,571
Lantheus Holdings, Inc.(b)	2,044	28,064
LeMaitre Vascular, Inc.	819	22,023
Medpace Holdings, Inc.(b)	1,586	147,212
Mesa Laboratories, Inc.(c)	203	53,643
OraSure Technologies, Inc.(b)	3,242	47,139
		752,822
Industrials-27.72%
AAON, Inc.	2,185	118,361
Albany International Corp., Class A	1,684	101,545
Brady Corp., Class A	2,867	146,590
Encore Wire Corp.	1,086	52,443
Exponent, Inc.	2,741	203,492
Federal Signal Corp.	3,441	100,271
Forrester Research, Inc.(b)	498	15,637
Forward Air Corp.	1,547	76,855
Franklin Electric Co., Inc.	2,006	101,744
Gibraltar Industries, Inc.(b)	1,758	77,370
Harsco Corp.(b)	4,614	51,492
Heartland Express, Inc.	2,864	62,722
Hillenbrand, Inc.	4,130	106,306
John Bean Technologies Corp.	1,574	129,304
Kaman Corp.	1,806	72,240
Kelly Services, Inc., Class A	1,709	25,618
Korn Ferry	3,319	100,433
Marten Transport Ltd.	2,066	52,869
National Presto Industries, Inc.	315	28,347
Park Aerospace Corp.	1,722	20,888
Proto Labs, Inc.(b)	1,439	181,818
Raven Industries, Inc.	1,919	41,162
Simpson Manufacturing Co., Inc.	2,412	193,105
TrueBlue, Inc.(b)	2,171	33,564
UniFirst Corp.	800	143,840
Wabash National Corp.	2,759	26,348
Watts Water Technologies, Inc., Class A	1,463	121,663
		2,386,027
Information Technology-19.19%
Alarm.com Holdings, Inc.(b)	2,194	103,754
Badger Meter, Inc.	1,677	102,616
Brooks Automation, Inc.	4,858	194,174
Daktronics, Inc.	1,946	8,251
Digi International, Inc.(b)	1,541	17,151
Diodes, Inc.(b)	2,107	102,484
EVERTEC, Inc.	3,475	101,192
Fabrinet (Thailand)(b)	1,802	115,220
Insight Enterprises, Inc.(b)	1,765	90,474
Kulicke & Soffa Industries, Inc. (Singapore)	3,556	79,512
NETGEAR, Inc.(b)	1,905	49,016
Onto Innovation, Inc.(b)	2,744	85,284
Power Integrations, Inc.	1,832	198,497
Progress Software Corp.	2,590	104,636
Sanmina Corp.(b)	3,618	96,275
SMART Global Holdings, Inc.(b)	687	18,398

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
TTEC Holdings, Inc.	981	$41,555
Viavi Solutions, Inc.(b)	12,368	143,345
		1,651,834
Materials-7.36%
Balchem Corp.	1,674	168,488
FutureFuel Corp.	1,702	22,262
Hawkins, Inc.	470	20,163
Haynes International, Inc.	708	16,164
Innospec, Inc.	1,349	103,994
Kaiser Aluminum Corp.	848	60,844
Myers Industries, Inc.	2,437	33,168
Neenah, Inc.	918	46,414
Stepan Co.	1,027	99,783
Tredegar Corp.	1,463	22,398
Warrior Met Coal, Inc.	2,808	39,537
		633,215
Real Estate-2.96%
Lexington Realty Trust	15,761	153,197
Washington REIT	4,617	101,251
		254,448
Total Common Stocks & Other Equity Interests (Cost $8,825,924)		8,598,690
	Shares	Value
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $6,730)	6,730	$6,730
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $8,832,654)		8,605,420
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.73%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $149,314)	149,314	149,314
TOTAL INVESTMENTS IN SECURITIES-101.72% (Cost $8,981,968)		8,754,734
OTHER ASSETS LESS LIABILITIES-(1.72)%		(147,942)
NET ASSETS-100.00%		$8,606,792

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$5,387	$156,084	$(154,741)	$-	$-	$6,730	$80
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	94,278	997,751	(1,092,029)	-	-	-	588
Invesco Liquid Assets Portfolio, Institutional Class*	31,426	236,642	(268,074)	-	6	-	98
Invesco Private Government Fund	-	318,332	(169,018)	-	-	149,314	1
Total	$131,091	$1,708,809	$(1,683,862)	$-	$6	$156,044	$767

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of May 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Russell 1000 Enhanced Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,518,472	$-	$-	$2,518,472
Money Market Funds	2,439	49,203	-	51,642
Total Investments	$2,520,911	$49,203	$-	$2,570,114
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$401,739,695	$-	$-	$401,739,695
Money Market Funds	115,388	17,185,209	-	17,300,597
Total Investments	$401,855,083	$17,185,209	$-	$419,040,292
Invesco Russell 1000 Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,215,652	$-	$-	$9,215,652
Money Market Funds	1,363	230,398	-	231,761
Total Investments	$9,217,015	$230,398	$-	$9,447,413
Invesco S&P 500 Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,624,041	$-	$-	$69,624,041
Money Market Funds	64,074	236,101	-	300,175
Total Investments	$69,688,115	$236,101	$-	$69,924,216
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$92,892,939	$-	$-	$92,892,939
Money Market Funds	56,549	823,804	-	880,353
Total Investments	$92,949,488	$823,804	$-	$93,773,292
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,413,345,508	$-	$-	$2,413,345,508
Money Market Funds	-	32,876,684	-	32,876,684
Total Investments	$2,413,345,508	$32,876,684	$-	$2,446,222,192

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,756,383	$-	$-	$17,756,383
Money Market Funds	-	1,725,950	-	1,725,950
Total Investments	$17,756,383	$1,725,950	$-	$19,482,333
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,370,881,037	$-	$-	$1,370,881,037
Money Market Funds	-	9,523,905	-	9,523,905
Total Investments	$1,370,881,037	$9,523,905	$-	$1,380,404,942
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,598,690	$-	$-	$8,598,690
Money Market Funds	6,730	149,314	-	156,044
Total Investments	$8,605,420	$149,314	$-	$8,754,734
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.